Insurance Contracts	12 Months Ended
Dec. 31, 2025
Various Types of Insurance [Abstract]
Insurance Contracts
38. Insurance Contracts
38.1 Details of insurance contract assets and insurance contract liabilities as of December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024
	Life insurance										Non-life insurance
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance contract assets	￦	—	￦	—	￦	—	￦	—	￦	—	￦	265,762	￦	10,429	￦	—	￦	—
Insurance contract liabilities		14,687,315		579,725		7,431,564		6,644,117		—		22,838,534		1,327,191		2,145,366		209,889

Net insurance contract liabilities	￦	14,687,315	￦	579,725	￦	7,431,564	￦	6,644,117	￦	—	￦	22,572,772	￦	1,316,762	￦	2,145,366	￦	209,889

Reinsurance contract assets	￦	81	￦	—	￦	—	￦	—	￦	2,442	￦	492,051	￦	831,272	￦	6,953	￦	164,348
Reinsurance contract liabilities		18,022		16,265		—		—		—		122		21,857		—		—

Net reinsurance contract assets (liabilities)	￦	(17,941)	￦	(16,265)	￦	—	￦	—	￦	2,442	￦	491,929	￦	809,415	￦	6,953	￦	164,348

(In millions of Korean won)

	December 31, 2025
	Life insurance										Non-life insurance
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance contract assets	￦	—	￦	—	￦	—	￦	—	￦	—	￦	259,907	￦	11,245	￦	—	￦	—
Insurance contract liabilities		15,003,063		559,250		7,744,119		7,238,057		—		22,447,953		1,506,831		2,155,573		135,184

Net insurance contract liabilities	￦	15,003,063	￦	559,250	￦	7,744,119	￦	7,238,057	￦	—	￦	22,188,046	￦	1,495,586	￦	2,155,573	￦	135,184

Reinsurance contract assets	￦	643	￦	1,230	￦	—	￦	—	￦	6,799	￦	451,419	￦	953,663	￦	5,777	￦	96,323
Reinsurance contract liabilities		18,064		16,030		—		—		—		41		25,513		—		—

Net reinsurance contract assets (liabilities)	￦	(17,421)	￦	(14,800)	￦	—	￦	—	￦	6,799	￦	451,378	￦	928,150	￦	5,777	￦	96,323

38.2 Changes in insurance and reinsurance contract liabilities
38.2.1 Changes in insurance contract liabilities (assets) not applying the premium allocation approach for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Liability for Remaining Coverage						Total
	Other than Loss Component		Loss Component		Liability for Incurred Claims
Beginning	￦	43,732,306	￦	540,113	￦	2,130,278	￦	46,402,697
Insurance revenue		(6,771,649)		—		—		(6,771,649)
Insurance service expenses
Insurance claims and expenses		—		(44,783)		4,939,938		4,895,155
Amortization of insurance acquisition cash flows		294,733		—		—		294,733
Changes in fulfillment cash flows relating to incurred claims		—		—		(190,946)		(190,946)
Losses on onerous contracts and reversals		—		174,282		—		174,282
Other insurance service expenses		129		—		—		129
Insurance service result		(6,476,787)		129,499		4,748,992		(1,598,296)
Insurance finance income and expenses		6,091,991		20,987		54,062		6,167,040
Investment components		(5,265,357)		—		5,265,357		—
Cashflow
Premiums received		13,777,045		—		—		13,777,045
Insurance acquisition cash flows		(2,815,098)		—		—		(2,815,098)
Incurred claims and expenses		—		—		(7,017,862)		(7,017,862)
Other cashflow		—		—		(3,000,166)		(3,000,166)
Total cashflow		10,961,947		—		(10,018,028)		943,919
Other		134		—		—		134

Ending	￦	49,044,234	￦	690,599	￦	2,180,661	￦	51,915,494

(In millions of Korean won)	2025
	Liability for Remaining Coverage						Total
	Other than Loss Component		Loss Component		Liability for Incurred Claims
Beginning	￦	49,044,234	￦	690,599	￦	2,180,661	￦	51,915,494
Insurance revenue		(7,335,372)		—		—		(7,335,372)
Insurance service expenses
Insurance claims and expenses		—		(48,207)		5,650,101		5,601,894
Amortization of insurance acquisition cash flows		392,331		—		—		392,331
Changes in fulfillment cash flows relating to incurred claims		—		—		(98,288)		(98,288)
Losses on onerous contracts and reversals		—		72,401		—		72,401
Other insurance service expenses		(8,525)		—		—		(8,525)
Insurance service result		(6,951,566)		24,194		5,551,813		(1,375,559)
Insurance finance income and expenses		827,970		16,919		54,987		899,876
Investment components		(5,246,766)		—		5,246,766		—
Cashflow
Premiums received		14,984,482		—		—		14,984,482
Insurance acquisition cash flows		(3,114,043)		—		—		(3,114,043)
Incurred claims and expenses		—		—		(7,504,556)		(7,504,556)
Other cashflow		—		—		(3,073,285)		(3,073,285)
Total cashflow		11,870,439		—		(10,577,841)		1,292,598
Other		126		—		—		126

Ending	￦	49,544,437	￦	731,712	￦	2,456,386	￦	52,732,535

38.2.2 Changes in insurance contract liabilities (assets) applying the premium allocation approach for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss Component		Loss Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
Beginning	￦	1,933,331	￦	2,107	￦	1,953,780	￦	96,435	￦	3,985,653
Insurance revenue		(4,245,506)		—		—		—		(4,245,506)
Insurance service expenses
Insurance claims and expenses		—		—		3,370,974		32,254		3,403,228
Amortization of insurance acquisition cash flows		468,844		—		—		—		468,844
Changes in fulfillment cash flows relating to incurred claims		—		—		(123,122)		(45,089)		(168,211)
Losses on onerous contracts and reversals		—		3,673		—		—		3,673
Other insurance service expenses		3,281		—		—		—		3,281
Insurance service result		(3,773,381)		3,673		3,247,852		(12,835)		(534,691)
Insurance finance income and expenses		13,011		—		48,140		4,948		66,099
Investment components		(15,439)		—		15,439		—		—
Cashflow
Premiums received		4,255,795		—		—		—		4,255,795
Insurance acquisition cash flows		(478,578)		—		—		—		(478,578)
Incurred claims and expenses		—		—		(3,659,534)		—		(3,659,534)
Other cashflow		—		—		—		—		—
Total cashflow		3,777,217		—		(3,659,534)		—		117,683
Other		12,930		—		22,579		1,763		37,272

Ending	￦	1,947,669	￦	5,780	￦	1,628,256	￦	90,311	￦	3,672,016

(In millions of Korean won)	2025
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss Component		Loss Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
Beginning	￦	1,947,669	￦	5,780	￦	1,628,256	￦	90,311	￦	3,672,016
Insurance revenue		(4,316,509)		—		—		—		(4,316,509)
Insurance service expenses
Insurance claims and expenses		—		—		3,630,127		29,868		3,659,995
Amortization of insurance acquisition cash flows		475,363		—		—		—		475,363
Changes in fulfillment cash flows relating to incurred claims		—		—		161,237		(52,022)		109,215
Losses on onerous contracts and reversals		—		5,904		—		—		5,904
Other insurance service expenses		2,909		—		—		—		2,909
Insurance service result		(3,838,237)		5,904		3,791,364		(22,154)		(63,123)
Insurance finance income and expenses		(3,666)		—		23,392		1,880		21,606
Investment components		—		—		—		—		—
Cashflow
Premiums received		4,398,915		—		—		—		4,398,915
Insurance acquisition cash flows		(483,180)		—		—		—		(483,180)
Incurred claims and expenses		—		—		(3,763,677)		—		(3,763,677)
Other cashflow		—		—		—		—		—
Total cashflow		3,915,735		—		(3,763,677)		—		152,058
Other		8,151		—		(3,997)		(368)		3,786

Ending	￦	2,029,652	￦	11,684	￦	1,675,338	￦	69,669	￦	3,786,343

38.2.3 Changes in reinsurance contract assets (liabilities) not applying the premium allocation approach for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Liability for Remaining Coverage						Total
	Other than Loss-recovery Component		Loss-recovery Component		Liability for Incurred Claims
Beginning	￦	(52,816)	￦	73,821	￦	392,106	￦	413,111
Allocation of Reinsurance Premiums		(218,453)		—		—		(218,453)
Reinsurance Recoverables
Reinsurance claims and expenses		—		(2,511)		194,879		192,368
Changes in fulfillment cash flows relating to incurred claims		—		—		(16,953)		(16,953)
Recovery from loss recovery component and reversals		—		21,764		—		21,764
Reinsurance service result		(218,453)		19,253		177,926		(21,274)
Reinsurance finance income and expenses		27,452		2,185		4,162		33,799
Effect of changes in exchange rate		(111)		17		—		(94)
Effect of changes in credit default risk of reinsurer		141		—		9		150
Total reinsurance finance income and expenses		27,482		2,202		4,171		33,855
Investment components		(435,632)		—		435,632		—
Cashflow
Reinsurance Premiums Paid		666,604		—		—		666,604
Amounts recovered from reinsurer		—		—		(634,257)		(634,257)
Total cashflow		666,604		—		(634,257)		32,347
Other		—		—		—		—

Ending	￦	(12,815)	￦	95,276	￦	375,578	￦	458,039

(In millions of Korean won)	2025
	Liability for Remaining Coverage						Total
	Other than Loss-recovery Component		Loss-recovery Component		Liability for Incurred Claims
Beginning	￦	(12,815)	￦	95,276	￦	375,578	￦	458,039
Allocation of Reinsurance Premiums		(198,328)		—		—		(198,328)
Reinsurance Recoverables
Reinsurance claims and expenses		—		(2,674)		180,396		177,722
Changes in fulfillment cash flows relating to incurred claims		—		—		2,608		2,608
Recovery from loss recovery component and reversals		—		(7,327)		—		(7,327)
Reinsurance service result		(198,328)		(10,001)		183,004		(25,325)
Reinsurance finance income and expenses		7,635		2,813		4,961		15,409
Effect of changes in exchange rate		6		(3)		—		3
Effect of changes in credit default risk of reinsurer		1,390		—		(81)		1,309
Total reinsurance finance income and expenses		9,031		2,810		4,880		16,721
Investment components		(510,250)		—		510,250		—
Cashflow
Reinsurance Premiums Paid		569,824		—		—		569,824
Amounts recovered from reinsurer		—		—		(594,498)		(594,498)
Total cashflow		569,824		—		(594,498)		(24,674)
Other		—		—		—		—

Ending	￦	(142,538)	￦	88,085	￦	479,214	￦	424,761

38.2.4 Changes in reinsurance contract assets (liabilities) applying the premium allocation approach for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss-recovery Component		Loss-recovery Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
Beginning	￦	112,534	￦	380	￦	1,033,601	￦	46,776	￦	1,193,291
Reinsurance service expenses		(703,809)		—		—		—		(703,809)
Reinsurance service income
Reinsurance claims and expenses		2,816		—		329,207		8,854		340,877
Changes in fulfillment cash flows relating to incurred claims		—		—		(76,406)		(23,188)		(99,594)
Recovery from loss recovery component and reversals		—		574		—		—		574
Reinsurance service result		(700,993)		574		252,801		(14,334)		(461,952)
Reinsurance finance income and expenses		425		—		(78,147)		3,108		(74,614)
Effect of changes in exchange rate		8,161		—		41,005		20		49,186
Effect of changes in credit default risk of reinsurer		18		—		24,009		—		24,027
Total reinsurance finance income and expenses		8,604		—		(13,133)		3,128		(1,401)
Investment components		(16,003)		—		16,003		—		—
Cashflow
Reinsurance Premiums Paid		678,583		—		—		—		678,583
Amounts recovered from reinsurer		—		—		(441,280)		—		(441,280)
Total cashflow		678,583		—		(441,280)		—		237,303
Other		6,723		—		8,128		750		15,601

Ending	￦	89,448	￦	954	￦	856,120	￦	36,320	￦	982,842

(In millions of Korean won)	2025
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss-recovery Component		Loss-recovery Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
Beginning	￦	89,448	￦	954	￦	856,120	￦	36,320	￦	982,842
Reinsurance service expenses		(661,646)		—		—		—		(661,646)
Reinsurance service income
Reinsurance claims and expenses		2,446		—		437,300		4,604		444,350
Changes in fulfillment cash flows relating to incurred claims		—		—		125,741		(18,866)		106,875
Recovery from loss recovery component and reversals		—		437		—		—		437
Reinsurance service result		(659,200)		437		563,041		(14,262)		(109,984)
Reinsurance finance income and expenses		3,479		—		46,073		835		50,387
Effect of changes in exchange rate		(2,609)		—		(2,942)		(5)		(5,556)
Effect of changes in credit default risk of reinsurer		(10)		—		179		—		169
Total reinsurance finance income and expenses		860		—		43,310		830		45,000
Investment components		(5,675)		—		5,675		—		—
Cashflow
Reinsurance Premiums Paid		673,892		—		—		—		673,892
Amounts recovered from reinsurer		—		—		(553,828)		—		(553,828)
Total cashflow		673,892		—		(553,828)		—		120,064
Other		(4,783)		—		(1,495)		(199)		(6,477)

Ending	￦	94,542	￦	1,391	￦	912,823	￦	22,689	￦	1,031,445

38.3 Changes in components of insurance and reinsurance Liability
38.3.1 Changes in components of insurance contract liabilities (assets) not applying the premium allocation approach for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
Beginning	￦	30,870,548	￦	1,673,727	￦	13,858,422	￦	46,402,697
Future service related changes:
Changes in estimations adjusting contractual service margin		1,506,457		31,292		(1,537,734)		15
Losses on onerous contracts and reversals		87,131		13,314		—		100,445
Effect of new contracts		(2,682,862)		323,077		2,433,624		73,839
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided		—		—		(1,279,258)		(1,279,258)
Changes in risk adjustment due to release of risk		—		(187,399)		—		(187,399)
Experience adjustment		(114,992)		—		—		(114,992)
Past period service related changes:
Changes in fulfillment cash flows relating to incurred claims		(161,135)		(29,811)		—		(190,946)
Insurance service result		(1,365,401)		150,473		(383,368)		(1,598,296)
Insurance finance income and expenses		5,534,419		143,697		488,924		6,167,040
Cashflow for the period:
Premiums received		13,777,045		—		—		13,777,045
Insurance acquisition cash flows		(2,815,098)		—		—		(2,815,098)
Incurred claims and expenses		(7,017,862)		—		—		(7,017,862)
Other cashflow		(3,000,166)		—		—		(3,000,166)
Total cashflow		943,919		—		—		943,919
Other		134		—		—		134

Ending	￦	35,983,619	￦	1,967,897	￦	13,963,978	￦	51,915,494

(In millions of Korean won)	2025
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
Beginning	￦	35,983,619	￦	1,967,897	￦	13,963,978	￦	51,915,494
Future service related changes:
Changes in estimations adjusting contractual service margin		776,054		(26,521)		(749,533)		—
Losses on onerous contracts and reversals		23,029		1,875		—		24,904
Effect of new contracts		(2,514,719)		315,632		2,246,585		47,498
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided		—		—		(1,305,006)		(1,305,006)
Changes in risk adjustment due to release of risk		—		(212,266)		—		(212,266)
Experience adjustment		167,599		—		—		167,599
Past period service related changes:
Changes in fulfillment cash flows relating to incurred claims		(72,190)		(26,098)		—		(98,288)
Insurance service result		(1,620,227)		52,622		192,046		(1,375,559)
Insurance finance income and expenses		421,690		18,280		459,906		899,876
Cashflow for the period:
Premiums received		14,984,482		—		—		14,984,482
Insurance acquisition cash flows		(3,114,043)		—		—		(3,114,043)
Incurred claims and expenses		(7,504,556)		—		—		(7,504,556)
Other cashflow		(3,073,285)		—		—		(3,073,285)
Total cashflow		1,292,598		—		—		1,292,598
Other		126		—		—		126

Ending	￦	36,077,806	￦	2,038,799	￦	14,615,930	￦	52,732,535

38.3.2 Changes in components of reinsurance contract assets (liabilities) not applying the premium allocation approach for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
Beginning	￦	335,494	￦	73,397	￦	4,220	￦	413,111
Future service related changes
Changes in estimations adjusting contractual service margin		(8,865)		(15,731)		24,596		—
Losses on onerous contracts and reversals		16,719		5,663		—		22,382
Effect of new contracts		10,913		14,625		(25,525)		13
Current period service related changes
Contractual service margin recognized in profit or loss for the services provided		—		—		291		291
Changes in risk adjustment due to release of risk		—		(6,850)		—		(6,850)
Experience adjustment		(20,157)		—		—		(20,157)
Past period service related changes
Changes in fulfillment cash flows relating to incurred claims		(14,070)		(2,883)		—		(16,953)
Reinsurance service result		(15,460)		(5,176)		(638)		(21,274)
Reinsurance finance income and expenses		24,832		8,152		815		33,799
Effect of changes in exchange rate		(48)		9		(55)		(94)
Effect of changes in credit default risk of reinsurer		150		—		—		150
Total reinsurance finance income and expenses		24,934		8,161		760		33,855
Cashflow for the period
Reinsurance Premiums Paid		666,604		—		—		666,604
Amounts recovered from reinsurer		(634,257)		—		—		(634,257)
Other cashflow		—		—		—		—
Total cashflow		32,347		—		—		32,347
Other		—		—		—		—

Ending	￦	377,315	￦	76,382	￦	4,342	￦	458,039

(In millions of Korean won)	2025
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
Beginning	￦	377,315	￦	76,382	￦	4,342	￦	458,039
Future service related changes
Changes in estimations adjusting contractual service margin		(114,760)		(5,557)		120,317		—
Losses on onerous contracts and reversals		(5,191)		(2,137)		—		(7,328)
Effect of new contracts		(3,262)		1,446		1,817		1
Current period service related changes
Contractual service margin recognized in profit or loss for the services provided		—		—		(9,241)		(9,241)
Changes in risk adjustment due to release of risk		—		(5,968)		—		(5,968)
Experience adjustment		(5,397)		—		—		(5,397)
Past period service related changes
Changes in fulfillment cash flows relating to incurred claims		5,415		(2,807)		—		2,608
Reinsurance service result		(123,195)		(15,023)		112,893		(25,325)
Reinsurance finance income and expenses		13,791		(705)		2,323		15,409
Effect of changes in exchange rate		11		(1)		(7)		3
Effect of changes in credit default risk of reinsurer		1,309		—		—		1,309
Total reinsurance finance income and expenses		15,111		(706)		2,316		16,721
Cashflow for the period
Reinsurance Premiums Paid		569,824		—		—		569,824
Amounts recovered from reinsurer		(594,498)		—		—		(594,498)
Other cashflow		—		—		—		—
Total cashflow		(24,674)		—		—		(24,674)
Other		—		—		—		—

Ending	￦	244,557	￦	60,653	￦	119,551	￦	424,761

38.4 Details of insurance service results for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance revenue:
Insurance contracts not applying the premium allocation approach:
Expected insurance claims and expenses	￦	254,876	￦	33,177	￦	35,907	￦	85,464	￦	—	￦	4,138,267	￦	—	￦	—	￦	—	￦	4,547,691
Changes in risk adjustment due to release of risk		18,099		2,846		4,720		4,992		—		184,724		—		—		—		215,381
Contractual service margin recognized in profit or loss for the services provided		287,724		19,960		35,629		116,255		—		812,094		—		—		—		1,271,662
Experience adjustments on premium related to current and past services		—		—		—		—				—		—		—		—		—
Recovery of insurance acquisition cash flows		18,996		2,835		6,167		5,339		—		170,819		—		—		—		204,156
Other insurance revenues		(3,444)		(228)		(2,409)		(674)		—		—		—		—		—		(6,755)

Insurance revenue for insurance contracts not applying the premium allocation approach		576,251		58,590		80,014		211,376		—		5,305,904		—		—		—		6,232,135
Insurance revenue for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		1,291,887		2,714,974		83,360		4,090,221

Total insurance revenue	￦	576,251	￦	58,590	￦	80,014	￦	211,376	￦	—	￦	5,305,904	￦	1,291,887	￦	2,714,974	￦	83,360	￦	10,322,356

(In millions of Korean won)	2023
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance service expenses:
Incurred claims and expenses	￦	(255,897)	￦	(36,962)	￦	(36,344)	￦	(89,211)	￦	—	￦	(4,074,815)	￦	(1,058,394)	￦	(2,388,765)	￦	(159,369)	￦	(8,099,757)
Amortization of insurance acquisition cash flows		(18,996)		(2,835)		(6,167)		(5,339)		—		(173,030)		(131,289)		(314,720)		(3,054)		(655,430)
Changes in fulfillment cash flows relating to incurred claims		12,947		(650)		(1,595)		1,823		—		35,466		204,283		61,059		—		313,333
Losses on onerous contracts and reversals		(10,570)		(13,678)		(9,537)		5,804		—		(246,136)		(807)		—		—		(274,924)
Other insurance service expenses		2,359		79		(4,453)		(1,775)		—		—		—		—		—		(3,790)

Insurance service expenses for insurance contracts not applying the premium allocation approach		(270,157)		(54,046)		(58,096)		(88,698)		—		(4,458,515)		—		—		—		(4,929,512)
Insurance service expenses for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		(986,207)		(2,642,426)		(162,423)		(3,791,056)

Total insurance service expenses	￦	(270,157)	￦	(54,046)	￦	(58,096)	￦	(88,698)	￦	—	￦	(4,458,515)	￦	(986,207)	￦	(2,642,426)	￦	(162,423)	￦	(8,720,568)

Reinsurance income:
Recovery of incurred reinsurance claims and expenses	￦	437	￦	1,759	￦	—	￦	—	￦	2,233	￦	127,608	￦	566,668	￦	825	￦	128,534	￦	828,064
Changes in fulfillment cash flows relating to incurred claims		(203)		(198)		—		—		410		1,979		(196,236)		(1,193)		—		(195,441)
Recognition and reversal of loss-recovery component		242		148		—		—		1,651		48,300		151		—		—		50,492
Other reinsurance income		—		—		—		—		—		—		—		—		—		—

Reinsurance income for reinsurance contracts not applying the premium allocation approach		476		1,709		—		—		4,294		176,626		—		—		—		183,105
Reinsurance income for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		1,261		370,583		(368)		128,534		500,010

Total reinsurance income	￦	476	￦	1,709	￦	—	￦	—	￦	4,294	￦	177,887	￦	370,583	￦	(368)	￦	128,534	￦	683,115

(In millions of Korean won)	2023
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Reinsurance expense:
Reinsurance contracts not applying the premium allocation approach:
Expected recovery of incurred claims and expenses	￦	(951)	￦	(2,081)	￦	—	￦	—	￦	(1,318)	￦	(149,313)	￦	—	￦	—	￦	—	￦	(153,663)
Changes in risk adjustment due to release of risk		(126)		(120)		—		—		(47)		(7,865)		—		—		—		(8,158)
Contractual service margin recognized in profit or loss for the services received		(1,280)		(369)		—		—		(2,784)		9,409		—		—		—		4,976
Experience adjustments on reinsurance premium related to current and past services		—		—		—		—		—		(2,951)		—		—		—		(2,951)
Other reinsurance expenses		14		8		—		—		1,075		—		—		—		—		1,097

		(2,343)		(2,562)		—		—		(3,074)		(150,720)		—		—		—		(158,699)
Reinsurance expenses for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		(1,812)		(602,471)		(9,478)		(65,591)		(679,352)

Total reinsurance expense		(2,343)		(2,562)		—		—		(3,074)		(152,532)		(602,471)		(9,478)		(65,591)		(838,051)

Total insurance service result	￦	304,227	￦	3,691	￦	21,918	￦	122,678	￦	1,220	￦	872,744	￦	73,792	￦	62,702	￦	(16,120)	￦	1,446,852

(In millions of Korean won)	2024
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance revenue:
Insurance contracts not applying the premium allocation approach:
Expected insurance claims and expenses	￦	265,682	￦	35,551	￦	46,448	￦	90,456	￦	—	￦	4,565,702	￦	—	￦	—	￦	—	￦	5,003,839
Changes in risk adjustment due to release of risk		17,924		2,715		7,207		5,795		—		179,271		—		—		—		212,912
Contractual service margin recognized in profit or loss for the services provided		268,784		17,205		54,498		101,106		—		837,664		—		—		—		1,279,257
Experience adjustments on premium related to current and past services		—		—		—		—		—		—		—		—		—		—
Recovery of insurance acquisition cash flows		29,544		3,495		19,204		10,855		—		217,639		—		—		—		280,737
Other insurance revenues		(2,936)		(713)		(896)		(551)		—		—		—		—		—		(5,096)

Insurance revenue for insurance contracts not applying the premium allocation approach		578,998		58,253		126,461		207,661		—		5,800,276		—		—		—		6,771,649
Insurance revenue for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		1,362,030		2,820,406		63,070		4,245,506

Total insurance revenue	￦	578,998	￦	58,253	￦	126,461	￦	207,661	￦	—	￦	5,800,276	￦	1,362,030	￦	2,820,406	￦	63,070	￦	11,017,155

(In millions of Korean won)	2024
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance service expenses:
Incurred claims and expenses	￦	(219,260)	￦	(36,144)	￦	(36,385)	￦	(89,201)	￦	—	￦	(4,519,263)	￦	(850,413)	￦	(2,537,651)	￦	(18,445)	￦	(8,306,762)
Amortization of insurance acquisition cash flows		(29,544)		(3,495)		(19,204)		(10,855)		—		(231,635)		(146,582)		(318,873)		(3,389)		(763,577)
Changes in fulfillment cash flows relating to incurred claims		802		1,370		(1,648)		(133)		—		190,555		103,682		64,529		—		359,157
Losses on onerous contracts and reversals		(473)		10,935		(4,242)		(7,481)		—		(167,924)		(3,673)		—		—		(172,858)
Other insurance service expenses		1,766		1,634		(1,464)		(2,064)		—		—		—		—		—		(128)

Insurance service expenses for insurance contracts not applying the premium allocation approach		(246,709)		(25,700)		(62,943)		(109,734)		—		(4,728,267)		—		—		—		(5,173,353)
Insurance service expenses for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		(896,986)		(2,791,995)		(21,834)		(3,710,815)

Total insurance service expenses	￦	(246,709)	￦	(25,700)	￦	(62,943)	￦	(109,734)	￦	—	￦	(4,728,267)	￦	(896,986)	￦	(2,791,995)	￦	(21,834)	￦	(8,884,168)

Reinsurance income:
Recovery of incurred reinsurance claims and expenses	￦	8,886	￦	12,465	￦	—	￦	—	￦	13,569	￦	162,127	￦	291,179	￦	201	￦	44,816	￦	533,243
Changes in fulfillment cash flows relating to incurred claims		1,044		884		—		—		2,017		(25,781)		(94,031)		(679)		—		(116,546)
Recognition and reversal of loss-recovery component		162		(120)		—		—		(2,042)		23,765		574		—		—		22,339
Other reinsurance income		—		—		—		—		—		—		—		—		—		—

Reinsurance income for reinsurance contracts not applying the premium allocation approach		10,092		13,229		—		—		13,544		160,316		—		—		—		197,181
Reinsurance income for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		(205)		197,722		(478)		44,816		241,855

Total reinsurance income	￦	10,092	￦	13,229	￦	—	￦	—	￦	13,544	￦	160,111	￦	197,722	￦	(478)	￦	44,816	￦	439,036

(In millions of Korean won)	2024
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Reinsurance expense:
Reinsurance contracts not applying the premium allocation approach:
Expected recovery of incurred claims and expenses	￦	(9,577)	￦	(10,893)	￦	—	￦	—	￦	(11,195)	￦	(188,354)	￦	—	￦	—	￦	—	￦	(220,019)
Changes in risk adjustment due to release of risk		(169)		(86)		—		—		(37)		(9,232)		—		—		—		(9,524)
Contractual service margin recognized in profit or loss for the services received		(1,640)		121		—		—		(403)		2,211		—		—		—		289
Experience adjustments on reinsurance premium related to current and past services		—		—		—		—		—		16,785		—		—		—		16,785
Other reinsurance expenses		507		(1,471)		—		—		(5,021)		—		—		—		—		(5,985)

		(10,879)		(12,329)		—		—		(16,656)		(178,590)		—		—		—		(218,454)
Reinsurance expenses for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		(1,625)		(605,882)		(7,206)		(89,095)		(703,808)

Total reinsurance expense		(10,879)		(12,329)		—		—		(16,656)		(180,215)		(605,882)		(7,206)		(89,095)		(922,262)

Total insurance service result	￦	331,502	￦	33,453	￦	63,518	￦	97,927	￦	(3,112)	￦	1,051,905	￦	56,884	￦	20,727	￦	(3,043)	￦	1,649,761

(In millions of Korean won)	2025
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance revenue:
Insurance contracts not applying the premium allocation approach:
Expected insurance claims and expenses	￦	263,319	￦	37,554	￦	55,355	￦	84,758	￦	—	￦	4,992,525	￦	—	￦	—	￦	—	￦	5,433,511
Changes in risk adjustment due to release of risk		17,228		3,087		9,030		6,213		—		205,030		—		—		—		240,588
Contractual service margin recognized in profit or loss for the services provided		266,560		19,013		59,199		106,798		—		853,436		—		—		—		1,305,006
Experience adjustments on premium related to current and past services		—		—		—		—		—		—		—		—		—		—
Recovery of insurance acquisition cash flows		33,686		4,773		34,412		11,326		—		273,822		—		—		—		358,019
Other insurance revenues		(489)		(396)		(306)		(562)		—		—		—		—		—		(1,753)

Insurance revenue for insurance contracts not applying the premium allocation approach		580,304		64,031		157,690		208,533		—		6,324,813		—		—		—		7,335,371
Insurance revenue for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		1,419,000		2,834,504		63,006		4,316,510

Total insurance revenue	￦	580,304	￦	64,031	￦	157,690	￦	208,533	￦	—	￦	6,324,813	￦	1,419,000	￦	2,834,504	￦	63,006	￦	11,651,881

(In millions of Korean won)	2025
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Insurance service expenses:
Incurred claims and expenses	￦	(229,359)	￦	(54,703)	￦	(48,641)	￦	(84,454)	￦	—	￦	(5,186,489)	￦	(1,001,479)	￦	(2,634,445)	￦	(26,981)	￦	(9,266,551)
Amortization of insurance acquisition cash flows		(33,686)		(4,773)		(34,412)		(11,326)		—		(308,134)		(161,239)		(311,288)		(2,836)		(867,694)
Changes in fulfillment cash flows relating to incurred claims		10,534		(87)		(855)		1,034		—		87,661		(133,728)		24,514		—		(10,927)
Losses on onerous contracts and reversals		(12,666)		(688)		(30,812)		21,785		—		(48,267)		(5,904)		—		—		(76,552)
Other insurance service expenses		(355)		2,541		9,290		(2,951)		—		—		—		—		—		8,525

Insurance service expenses for insurance contracts not applying the premium allocation approach		(265,532)		(57,710)		(105,430)		(75,912)		—		(5,455,229)		—		—		—		(5,959,813)
Insurance service expenses for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		(1,302,350)		(2,921,219)		(29,817)		(4,253,386)

Total insurance service expenses	￦	(265,532)	￦	(57,710)	￦	(105,430)	￦	(75,912)	￦	—	￦	(5,455,229)	￦	(1,302,350)	￦	(2,921,219)	￦	(29,817)	￦	(10,213,199)

Reinsurance income:
Recovery of incurred reinsurance claims and expenses	￦	871	￦	2,535	￦	—	￦	—	￦	2,679	￦	172,686	￦	409,737	￦	944	￦	32,701	￦	622,153
Changes in fulfillment cash flows relating to incurred claims		2,247		266		—		—		(664)		1,228		106,485		(79)		—		109,483
Recognition and reversal of loss-recovery component		185		214		—		—		109		(7,916)		437		—		—		(6,971)
Other reinsurance income		—		—		—		—		—		—		—		—		—		—

Reinsurance income for reinsurance contracts not applying the premium allocation approach		3,303		3,015		—		—		2,124		164,562		—		—		—		173,004
Reinsurance income for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		1,436		516,659		865		32,701		551,661

Total reinsurance income	￦	3,303	￦	3,015	￦	—	￦	—	￦	2,124	￦	165,998	￦	516,659	￦	865	￦	32,701	￦	724,665

(In millions of Korean won)	2025
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
Reinsurance expense:
Reinsurance contracts not applying the premium allocation approach:
Expected recovery of incurred claims and expenses	￦	(1,569)	￦	(2,050)	￦	—	￦	—	￦	(2,329)	￦	(159,641)	￦	—	￦	—	￦	—	￦	(165,589)
Changes in risk adjustment due to release of risk		(212)		(160)		—		—		(162)		(8,336)		—		—		—		(8,870)
Contractual service margin recognized in profit or loss for the services received		(1,782)		(725)		—		—		(2,077)		(4,657)		—		—		—		(9,241)
Experience adjustments on reinsurance premium related to current and past services		(273)		1,316		—		—		1,069		(16,823)		—		—		—		(14,711)
Other reinsurance expenses		41		19		—		—		23		—		—		—		—		83

		(3,795)		(1,600)		—		—		(3,476)		(189,457)		—		—		—		(198,328)
Reinsurance expenses for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		(1,594)		(577,986)		(6,732)		(75,334)		(661,646)

Total reinsurance expense		(3,795)		(1,600)		—		—		(3,476)		(191,051)		(577,986)		(6,732)		(75,334)		(859,974)

Total insurance service result	￦	314,280	￦	7,736	￦	52,260	￦	132,621	￦	(1,352)	￦	844,531	￦	55,323	￦	(92,582)	￦	(9,444)	￦	1,303,373

38.5 The effect of new insurance contracts not applying the premium allocation approach for the years ended December 31, 2024 and 2025, are as follows:
38.5.1 Insurance contract

(In millions of Korean won)	2024
	Issued contract
	Other than onerous contract		Onerous contract		Total
Estimated Present Value of Future Cash Outflows	￦	15,805,702	￦	1,196,403	￦	17,002,105
Insurance Acquisition Cash Flow		2,900,605		160,020		3,060,625
Insurance Claims and Service Expenses		12,905,097		1,036,383		13,941,480
Estimated Present Value of Future Cash Inflows		(18,547,325)		(1,137,642)		(19,684,967)
Risk Adjustment for Non-Financial Risks		307,999		15,078		323,077
Contractual service margin		2,433,624		—		2,433,624

Effect on financial statements of initial recognition of contracts	￦	—	￦	73,839	￦	73,839

(In millions of Korean won)	2025
	Issued contract
	Other than onerous contract		Onerous contract		Total
Estimated Present Value of Future Cash Outflows	￦	16,730,970	￦	1,442,034	￦	18,173,004
Insurance Acquisition Cash Flow		2,913,901		176,438		3,090,339
Insurance Claims and Service Expenses		13,817,069		1,265,596		15,082,665
Estimated Present Value of Future Cash Inflows		(19,280,168)		(1,407,555)		(20,687,723)
Risk Adjustment for Non-Financial Risks		302,613		13,019		315,632
Contractual service margin		2,246,585		—		2,246,585

Effect on financial statements of initial recognition of contracts	￦	—	￦	47,498	￦	47,498

38.5.2 Reinsurance contract

(In millions of Korean won)	2024
	Purchased contract
	Net cost contract		Net gain contract		Total
Estimated Present Value of Future Cash Inflows	￦	72,931	￦	977,258	￦	1,050,189
Estimated Present Value of Future Cash Outflows		(76,259)		(963,017)		(1,039,276)
Risk Adjustment for Non-Financial Risks		831		13,794		14,625
Contractual service margin		2,510		(28,035)		(25,525)

Effect on financial statements of initial recognition of contracts	￦	13	￦	—	￦	13

(In millions of Korean won)	2025
	Purchased contract
	Net cost contract		Net gain contract		Total
Estimated Present Value of Future Cash Inflows	￦	84,259	￦	160,674	￦	244,933
Estimated Present Value of Future Cash Outflows		(89,008)		(159,187)		(248,195)
Risk Adjustment for Non-Financial Risks		1,031		415		1,446
Contractual service margin		3,719		(1,902)		1,817

Effect on financial statements of initial recognition of contracts	￦	1	￦	—	￦	1

38.6 The annual expected amortization schedule of contractual service margin of insurance contracts and reinsurance contracts not applying the premium allocation approach as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
		December 31, 2024
		Less than a year		1 ~ 2 years		2 ~ 3 years		3 ~ 4 years		4 ~ 5 years		5 ~ 10 years		10 ~ 20 years		20 ~ 30 years		Over 30 years
Insurance contract issued
Life insurance	Death	￦	146,413	￦	137,161	￦	130,082	￦	123,783	￦	117,286	￦	518,904	￦	800,072	￦	621,889	￦	606,390
	Health		10,289		9,391		8,712		8,140		7,620		31,118		34,523		22,563		40,050
	Pension		34,533		30,178		26,981		24,871		22,681		91,418		151,649		105,300		61,326
	Variables		61,000		57,634		54,830		52,244		50,011		216,644		295,763		221,994		210,052
Non-life insurance			484,976		433,328		381,336		339,983		309,393		1,274,043		1,908,588		1,333,457		2,355,379

Total insurance contract issued		￦	737,211	￦	667,692	￦	601,941	￦	549,021	￦	506,991	￦	2,132,127	￦	3,190,595	￦	2,305,203	￦	3,273,197

Reinsurance contract held
Life insurance	Death	￦	1,032	￦	902	￦	798	￦	721	￦	652	￦	2,243	￦	1,653	￦	1,200	￦	938
	Health		(40)		(41)		(53)		(77)		(88)		(885)		(1,784)		(1,556)		(2,975)
	Compound		172		128		99		78		67		176		192		147		142
Non-life insurance			(2,468)		(1,566)		(1,051)		(733)		(486)		36		4,797		6,300		(4,328)

Total reinsurance contract held		￦	(1,304)	￦	(577)	￦	(207)	￦	(11)	￦	145	￦	1,570	￦	4,858	￦	6,091	￦	(6,223)

(In millions of Korean won)
		December 31, 2025
		Less than a year		1 ~ 2 years		2 ~ 3 years		3 ~ 4 years		4 ~ 5 years		5 ~ 10 years		10 ~ 20 years		20 ~ 30 years		Over 30 years
Insurance contract issued
Life insurance	Death	￦	158,730	￦	149,105	￦	139,319	￦	130,427	￦	122,533	￦	540,433	￦	798,331	￦	585,870	￦	554,980
	Health		14,201		12,880		11,685		10,718		9,943		41,004		51,708		33,447		52,926
	Pension		33,175		29,721		27,308		25,543		23,823		101,677		142,020		76,865		41,723
	Variables		119,074		108,646		99,977		91,733		84,054		325,701		343,954		162,174		75,489
Non-life insurance			501,947		442,544		383,223		341,588		305,996		1,249,910		1,880,938		1,420,549		2,758,338

Total insurance contract issued		￦	827,127	￦	742,896	￦	661,512	￦	600,009	￦	546,349	￦	2,258,725	￦	3,216,951	￦	2,278,905	￦	3,483,456

Reinsurance contract held
Life insurance	Death	￦	1,435	￦	1,288	￦	1,178	￦	1,092	￦	959	￦	3,741	￦	4,461	￦	2,878	￦	2,685
	Health		560		455		369		291		232		704		449		(170)		(1,658)
	Compound		1,183		1,028		910		835		779		3,297		4,395		2,805		2,764
Non-life insurance			3,709		4,109		3,858		3,422		3,209		14,421		25,276		15,889		6,713

Total reinsurance contract held		￦	6,887	￦	6,880	￦	6,315	￦	5,640	￦	5,179	￦	22,163	￦	34,581	￦	21,402	￦	10,504

38.7 The details and fair value of the underlying items of insurance contracts with direct participation features as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024		2025
Underlying items held by the Group
Cash and cash equivalents	￦	137,021	￦	186,815
Equity securities		853,971		1,380,879
Debt securities		2,583,976		2,513,764
Beneficiary certificates		1,749,807		1,975,855
Other securities		276,907		153,227
Loans		94,300		70,300
Others		48,074		44,309

Total	￦	5,744,056	￦	6,325,149

38.8 Details of other insurance finance income and expenses for the year ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
Investment income (expenses)
Investment income (expenses) recognized in profit or loss:
Net Interest Income (expense)	￦	10,394	￦	71,348	￦	497,110	￦	514,745	￦	129,246	￦	7,017	￦	(79,289)	￦	1,150,571
Dividend income		450		33,520		8,965		4,210		29,316		2		1,851		78,314
Gains (losses) on valuation and disposal of securities		(3,375)		446,698		(129,888)		24,789		48,870		(9,160)		8,895		386,829
Gains (losses) on valuation and disposal of loans and receivables		—		—		—		1,563		(10,400)		—		1,671		(7,166)
Gains (losses) on derivatives		(2,269)		(9,153)		(34,523)		(80,755)		(44,211)		—		—		(170,911)
Gains (losses) on investments in subsidiaries		—		—		(135)		999		—		—		—		864
Foreign exchange gains (losses)		1,518		14,633		34,594		60,644		31,552		(47)		—		142,894
Other investment income (expenses)		(26,831)		23,874		93,458		(48,446)		198,876		(1,162)		66,718		306,487

		(20,113)		580,920		469,581		477,749		383,249		(3,350)		(154)		1,887,882
Investment income (expenses) recognized in other comprehensive income		30,623		—		1,831,878		1,517,293		129,012		9,947		154,660		3,673,413

Total investment income (expenses)	￦	10,510	￦	580,920	￦	2,301,459	￦	1,995,042	￦	512,261	￦	6,597	￦	154,506	￦	5,561,295

(In millions of Korean won)	2023
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
Insurance finance income (expenses)
Insurance finance income (expenses) recognized in profit or loss:
Net Interest Income (expense)	￦	—	￦	(103)	￦	(744,571)	￦	(778,717)	￦	(3,875)	￦	—	￦	—	￦	(1,527,266)
Effect of changes in discount rates and financial assumptions		—		1,121		4,100		—		—		—		—		5,221
Effect of exchange rate fluctuations		—		(2,792)		(1,702)		—		(5,416)		—		—		(9,910)
Changes in the fair value of the underlying assets of insurance contract with direct participation features		—		(547,352)		—		—		—		—		—		(547,352)
Other insurance finance income (expenses)		—		—		—		4,228		(686)		(41)		—		3,501

		—		(549,126)		(742,173)		(774,489)		(9,977)		(41)		—		(2,075,806)
Insurance finance income (expenses) recognized in other comprehensive income		—		(44)		(1,296,970)		(1,630,155)		(2,882)		—		—		(2,930,051)

Total insurance finance income (expenses)	￦	—	￦	(549,170)	￦	(2,039,143)	￦	(2,404,644)	￦	(12,859)	￦	(41)	￦	—	￦	(5,005,857)

Reinsurance finance income (expenses)
Reinsurance finance income (expenses) recognized in profit or loss:
Net Interest Income (expense)	￦	—	￦	—	￦	(1,031)	￦	12,180	￦	2,558	￦	—	￦	—	￦	13,707
Effect of changes in discount rates and financial assumptions		—		—		—		—		—		—		—		—
Effect of exchange rate fluctuations		—		—		(8)		—		4,297		—		—		4,289
Other reinsurance finance income (expenses)		—		—		(3)		359		(28,312)		(269)		—		(28,225)

		—		—		(1,042)		12,539		(21,457)		(269)		—		(10,229)
Reinsurance finance income (expenses) recognized in other comprehensive income		—		—		(3,311)		39,381		1,755		—		—		37,825

Total reinsurance finance income (expenses)		—		—		(4,353)		51,920		(19,702)		(269)		—		27,596

Net investment income (expenses)	￦	10,510	￦	31,750	￦	257,963	￦	(357,682)	￦	479,700	￦	6,287	￦	154,506	￦	583,034

38.8 Details of other insurance finance income and expenses for the year ended December 31, 2023, 2024 and 2025, are as follows (cont’d):

(In millions of Korean won)	2024
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
Investment income (expenses)
Investment income (expenses) recognized in profit or loss:
Net Interest Income (expense)	￦	14,139	￦	83,095	￦	539,964	￦	580,215	￦	134,613	￦	5,803	￦	(21,354)	￦	1,336,475
Dividend income		—		21,037		13,172		11,667		13,028		8		5,518		64,430
Gains (losses) on valuation and disposal of securities		6,317		136,200		(72,391)		(48,289)		(15,083)		(409)		1,228		7,573
Gains (losses) on valuation and disposal of loans and receivables		—		—		—		5,183		(3,644)		—		(758)		781
Gains (losses) on derivatives		(5,464)		(47,360)		(192,899)		(255,227)		(249,021)		—		—		(749,971)
Gains (losses) on investments in subsidiaries		—		—		(259)		(704)		—		—		—		(963)
Foreign exchange gains (losses)		4,821		113,507		213,545		242,021		215,968		168		—		790,030
Other investment income (expenses)		(25,554)		35,326		90,607		(74,543)		306,342		(877)		14,930		346,231

		(5,741)		341,805		591,739		460,323		402,203		4,693		(436)		1,794,586
Investment income (expenses) recognized in other comprehensive income		8,747		—		937,243		715,023		32,901		219		69,601		1,763,734

Total investment income (expenses)	￦	3,006	￦	341,805	￦	1,528,982	￦	1,175,346	￦	435,104	￦	4,912	￦	69,165	￦	3,558,320

(In millions of Korean won)	2024
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
Insurance finance income (expenses)
Insurance finance income (expenses) recognized in profit or loss:
Net Interest Income (expense)	￦	—	￦	(895)	￦	(741,055)	￦	(715,762)	￦	(3,806)	￦	—	￦	—	￦	(1,461,518)
Effect of changes in discount rates and financial assumptions		—		—		(616)		—		—		—		—		(616)
Effect of exchange rate fluctuations		—		(15,470)		(35,568)		—		(50,526)		—		—		(101,564)
Changes in the fair value of the underlying assets of insurance contract with direct participation features		—		(329,336)		—		—		—		—		—		(329,336)
Other insurance finance income (expenses)		—		—		—		7,754		(1,410)		(426)		—		5,918

		—		(345,701)		(777,239)		(708,008)		(55,742)		(426)		—		(1,887,116)
Insurance finance income (expenses) recognized in other comprehensive income		—		(138)		(2,091,444)		(2,244,510)		(9,932)		—		—		(4,346,024)

Total insurance finance income (expenses)	￦	—	￦	(345,839)	￦	(2,868,683)	￦	(2,952,518)	￦	(65,674)	￦	(426)	￦	—	￦	(6,233,140)

Reinsurance finance income (expenses)
Reinsurance finance income (expenses) recognized in profit or loss:
Net Interest Income (expense)	￦	—	￦	—	￦	(1,020)	￦	14,269	￦	1,829	￦	—	￦	—	￦	15,078
Effect of changes in discount rates and financial assumptions		—		—		(13)		—		—		—		—		(13)
Effect of exchange rate fluctuations		—		—		(112)		—		49,186		—		—		49,074
Other reinsurance finance income (expenses)		—		—		7		(5,017)		(55,516)		62		—		(60,464)

		—		—		(1,138)		9,252		(4,501)		62		—		3,675
Reinsurance finance income (expenses) recognized in other comprehensive income		—		—		(5,201)		30,943		3,038		—		—		28,780

Total reinsurance finance income (expenses)		—		—		(6,339)		40,195		(1,463)		62		—		32,455

Net investment income (expenses)	￦	3,006	￦	(4,034)	￦	(1,346,040)	￦	(1,736,977)	￦	367,967	￦	4,548	￦	69,165	￦	(2,642,365)

38.8 Details of other insurance finance income and expenses for the year ended December 31, 2023, 2024 and 2025, are as follows (cont’d):

(In millions of Korean won)	2025
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
Investment income (expenses)
Investment income (expenses) recognized in profit or loss:
Net Interest Income (expense)	￦	15,331	￦	87,328	￦	587,402	￦	620,114	￦	142,230	￦	6,446	￦	(45,133)	￦	1,413,718
Dividend income		714		21,847		20,086		13,925		17,078		4		28,624		102,278
Gains (losses) on valuation and disposal of securities		(18)		940,264		(87,331)		49,149		80,980		613		27,666		1,011,323
Gains (losses) on valuation and disposal of loans and receivables		—		—		—		(24,107)		11,010		(1,224)		(4,020)		(18,341)
Gains (losses) on derivatives		(652)		11,554		(26,148)		(31,136)		(6,347)		—		(14,096)		(66,825)
Gains (losses) on investments in subsidiaries		—		—		(146)		(799)		—		—		28		(917)
Foreign exchange gains (losses)		(397)		(17,970)		(16,026)		(3,940)		(28,299)		177		11,279		(55,176)
Other investment income (expenses)		(20,768)		38,984		94,958		(76,557)		343,252		(689)		(5,020)		374,160

		(5,790)		1,082,007		572,795		546,649		559,904		5,327		(672)		2,760,220
Investment income (expenses) recognized in other comprehensive income		(4,884)		—		(1,116,525)		(1,577,881)		(40,451)		1,220		(7,286)		(2,745,807)

Total investment income (expenses)	￦	(10,674)	￦	1,082,007	￦	(543,730)	￦	(1,031,232)	￦	519,453	￦	6,547	￦	(7,958)	￦	14,413

(In millions of Korean won)	2025
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others

Insurance finance income (expenses)
Insurance finance income (expenses) recognized in profit or loss:
Net Interest Income (expense)	￦	—	￦	(686)	￦	(763,412)	￦	(695,925)	￦	(29,294)	￦	—	￦	—	￦	(1,489,317)
Effect of changes in discount rates and financial assumptions		—		—		1,097		—		—		—		—		1,097
Effect of exchange rate fluctuations		—		1,907		5,882		—		3,994		—		—		11,783
Changes in the fair value of the underlying assets of insurance contract with direct participation features		—		(1,081,894)		—		—		—		—		—		(1,081,894)
Other insurance finance income (expenses)		—		—		—		2,002		(201)		359		—		2,160

		—		(1,080,673)		(756,433)		(693,923)		(25,501)		359		—		(2,556,171)
Insurance finance income (expenses) recognized in other comprehensive income		—		(40)		888,129		743,062		3,536		—		—		1,634,687

Total insurance finance income (expenses)	￦	—	￦	(1,080,713)	￦	131,696	￦	49,139	￦	(21,965)	￦	359	￦	—	￦	(921,484)

Reinsurance finance income (expenses)
Reinsurance finance income (expenses) recognized in profit or loss:
Net Interest Income (expense)	￦	—	￦	—	￦	(1,036)	￦	15,597	￦	7,473	￦	—	￦	—	￦	22,034
Effect of changes in discount rates and financial assumptions		—		—		(1)		—		—		—		—		(1)
Effect of exchange rate fluctuations		—		—		11		—		(5,556)		—		—		(5,545)
Other reinsurance finance income (expenses)		—		—		(6)		4,038		41,430		217		—		45,679

		—		—		(1,032)		19,635		43,347		217		—		62,167
Reinsurance finance income (expenses) recognized in other comprehensive income		—		—		9,876		(11,758)		1,435		—		—		(447)

Total reinsurance finance income (expenses)		—		—		8,844		7,877		44,782		217		—		61,720

Net investment income (expenses)	￦	(10,674)	￦	1,294	￦	(403,190)	￦	(974,216)	￦	542,270	￦	7,123	￦	(7,958)	￦	(845,351)

38.9 Insurance income and changes in contractual service margin of insurance contracts not applying the premium allocation approach by transition approaches for the year ended December 31, 2024 and 2025, are as follows:
38.9.1 Insurance contract

(In millions of Korean won)	2024
	Contracts applying the fair value approach		All other contracts		Total
Insurance income	￦	2,765,232	￦	4,006,417	￦	6,771,649

Beginning contractual service margin		2,833,819		11,024,603		13,858,422
Current period service related changes
Profit or loss recognized related to service provided		(201,832)		(1,077,426)		(1,279,258)
Future service related changes
Changes in estimations adjusting contractual service margin		322,158		(1,859,892)		(1,537,734)
Effect of new contracts		—		2,433,624		2,433,624

Insurance service result		120,326		(503,694)		(383,368)
Insurance finance income and expenses		87,773		401,151		488,924

Ending contractual service margin	￦	3,041,918	￦	10,922,060	￦	13,963,978

(In millions of Korean won)	2025
	Contracts applying the fair value approach		All other contracts		Total
Insurance income	￦	2,801,298	￦	4,534,074	￦	7,335,372

Beginning contractual service margin		3,041,918		10,922,060		13,963,978
Current period service related changes
Profit or loss recognized related to service provided		(226,119)		(1,078,886)		(1,305,005)
Future service related changes
Changes in estimations adjusting contractual service margin		86,091		(835,624)		(749,533)
Effect of new contracts		—		2,246,585		2,246,585

Insurance service result		(140,028)		332,075		192,047
Insurance finance income and expenses		100,410		359,495		459,905

Ending contractual service margin	￦	3,002,300	￦	11,613,630	￦	14,615,930

38.9.2 Reinsurance contract

(In millions of Korean won)	2024
	Contracts applying the fair value approach		All other contracts		Total
Allocation of Reinsurance Premiums	￦	(70,095)	￦	(148,358)	￦	(218,453)

Beginning contractual service margin		182,636		(178,416)		4,220
Current period service related changes
Profit or loss recognized related to service received		(15,284)		15,575		291
Future service related changes
Changes in estimations adjusting contractual service margin		(3,191)		27,787		24,596
Effect of new contracts		—		(25,525)		(25,525)

Reinsurance service result		(18,475)		17,837		(638)
Reinsurance finance income and expenses		5,813		(5,053)		760

Ending contractual service margin	￦	169,974	￦	(165,632)	￦	4,342

(In millions of Korean won)	2025
	Contracts applying the fair value approach		All other contracts		Total
Allocation of Reinsurance Premiums	￦	(55,816)	￦	(142,512)	￦	(198,328)

Beginning contractual service margin		169,974		(165,632)		4,342
Current period service related changes
Profit or loss recognized related to service received		(17,244)		8,004		(9,240)
Future service related changes
Changes in estimations adjusting contractual service margin		21,113		99,203		120,316
Effect of new contracts		—		1,817		1,817

Reinsurance service result		3,869		109,024		112,893
Reinsurance finance income and expenses		5,823		(3,507)		2,316

Ending contractual service margin	￦	179,666	￦	(60,115)	￦	119,551

38.10 Changes in other comprehensive income of financial instruments related to insurance contract groups that applied the modified retrospective approach or the fair value approach at the transition date
Changes in other comprehensive income of financial instruments related to insurance contract groups for the year ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024		2025
Beginning	￦	(545,629)	￦	(424,129)
Changes due to fair value measurement		153,390		(274,199)
Changes due to reclassification to profit or loss		11,691		15,311
Income tax effect		(43,581)		77,533

Ending	￦	(424,129)	￦	(605,484)

38.11 Risk Management of KB Insurance Co., Ltd.
38.11.1 Overview of insurance risk
Insurance risk is the risk that arises from a primary operation of insurance companies that is associated with underwriting of insurance contracts and payment of claims, which has the risk of greater loss incurring than anticipated by the Group. The Group manages insurance risk in different categories of long-term insurance, general insurance, and automobile insurance.
38.11.1.1 Key items of Long-term insurance

Mortality Risk	Risk of unexpected losses due to premature death compared to the insured’s expectations.

Longevity Risk	Risk of unexpected losses due to delayed death compared to the insured’s expectations.

Disability/Illness Risk	Risk of unexpected losses related to the insured’s disability and illness.

Long-term Property/Other Risks	Risk of unexpected losses related to property, expenses, indemnities, and other collateral in long-term insurance.

Termination Risk	Risk of losses due to unexpected exercise of legal rights or contractual options by policyholders.

Expense Risk	Risk of losses due to fluctuations in future costs and expenditure variations caused by inflation in relation to insurance contract costs.

Catastrophic Risk	Risk of extreme, exceptional losses (e.g., epidemics, major accidents) not considered in mortality risk, etc.
38.11.1.2 Key items of general and automobile insurance

Price Risk	Risk of losses exceeding the expected mortality rate and expense ratio calculated when determining insurance premiums.

Reserve Risk	Risk of being unable to cover future insurance payments reserved for incurred but not reported insurance accidents.

Catastrophic Risk	Risk of losses due to extreme, exceptional risks not considered in insurance price risk and reserve risk.
38.11.2 Purposes, policies, and procedures to manage risk arising from insurance contracts
The risks associated with insurance contracts that the Group faces are insurance actuarial risk and underwriting risk. Each risk occurs due to insurance contract’s pricing and conditions of underwriting. In order to minimize the possibility of acquiring a bad contract, the Group has established and operated detailed underwriting guidelines and underwriting procedures by insurance type that specify detailed underwriting conditions according to the type of risk covered through pre-analysis
of insured property. In addition, the Group is making efforts to reduce insurance actuarial risk by follow-up
measures such as adjustments of premium rate, changes of sales conditions, termination of selling specific product, development of new product, and others

38.11.2 Purposes, policies, and procedures to manage risk arising from insurance contracts (cont’d)

through comparing and analyzing the expected risk level at the date of pricing and actual risk level after the acceptance. The Group has prepared a process to minimize management risk other than insurance actuarial risk and underwriting risk by operating a committee that shares opinions on underwriting policies and premium rate policies and decides important matters.
In addition, by establishing a reinsurance operating strategy according to the reinsurance operating standards, the Group is preparing for the possibility of incurring high claim expenses at once due to unexpected catastrophic accidents while maintaining an appropriate holding level considering the solvency of the Group. The Group supports the protection and stable interests of policyholders, and comprehensively manages risks to maximize corporate value in the mid to long term.
38.11.3 Concentration of insurance risk
The Group is selling various insurance contracts such as general non-life
insurances (fire, maritime, injury, technology, liability, package, title, guarantee, and other special type insurances), automobile insurances (for private use, for business use, for commercial use, bicycle, and others), long-term insurances (long-term non-life,
property damage, injury, driver, savings, illness, nursing, and pension), and others. The Group’s risk is distributed through reinsurance, joint acceptance, and sales of diversified insurance products. In addition, insurances such as storm and flood insurance, which have a very low probability of occurrence but cover severe levels of risk, are controlled through acceptance limit and joint acquisition. The Group classifies concentration of insurance risk by type of insurance product and region.
38.11.3.1 Before reinsurance mitigation

(In millions of Korean won)	December 31, 2024
	Domestic		United States		China		Others
General insurance
Fire	￦	14,775	￦	—	￦	—	￦	—
Maritime		41,674		—		—		—
Others		1,282,134		105,543		63,516		40,830
Long-term insurance
Injury, illness, and property		17,963,247		—		—		—
Pension		4,873,238		—		—		—
Others		(263,714)		—		—		—
Automobile insurance		2,145,366		—		—		—

Total	￦	26,056,720	￦	105,543	￦	63,516	￦	40,830

(In millions of Korean won)	December 31, 2025
	Domestic		United States		China		Others
General insurance
Fire	￦	8,334	￦	—	￦	—	￦	—
Maritime		91,946		—		—		—
Others		1,417,768		72,462		30,581		32,141
Long-term insurance
Injury, illness, and property		17,918,617		—		—		—
Pension		4,527,963		—		—		—
Others		(258,534)		—		—		—
Automobile insurance		2,155,573		—		—		—

Total	￦	25,861,667	￦	72,462	￦	30,581	￦	32,141

38.11.3.2 After reinsurance mitigation

(In millions of Korean won)	December 31, 2024
	Domestic		United States		China		Others
General insurance
Fire	￦	18,764	￦	—	￦	—	￦	—
Maritime		25,310		—		—		—
Others		486,222		2,854		25,842		16,845
Long-term insurance
Injury, illness, and property		17,471,358		—		—		—
Pension		4,873,238		—		—		—
Others		(263,754)		—		—		—
Automobile insurance		2,138,413		—		—		—

Total	￦	24,749,551	￦	2,854	￦	25,842	￦	16,845

(In millions of Korean won)	December 31, 2025
	Domestic		United States		China		Others
General insurance
Fire	￦	12,202	￦	—	￦	—	￦	—
Maritime		22,594		—		—		—
Others		556,148		7,453		19,868		11,540
Long-term insurance
Injury, illness, and property		17,467,245		—		—		—
Pension		4,527,963		—		—		—
Others		(258,540)		—		—		—
Automobile insurance		2,149,796		—		—		—

Total	￦	24,477,408	￦	7,453	￦	19,868	￦	11,540

38.11.4 Claims development tables
The Group verifies and evaluates the adequacy of reserve for outstanding claims for general, automobile, and long-term insurance with methods such as paid loss development trend and incurred loss development trend. If the individually estimated claims are insufficient, the Group recognizes additional reserves. Claims development tables as of December 31, 2024 and 2025, are as follows:
38.11.4.1 Claims development tables as of December 31, 2024
38.11.4.1.1 Before reinsurance mitigation
General Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	559,484	￦	839,279	￦	926,787	￦	918,732	￦	984,418	￦	814,504	￦	—
2 years		567,735		1,035,332		923,424		846,577		902,960		—		—
3 years		592,403		954,050		834,723		826,232		—		—		—
4 years		598,698		970,065		863,696		—		—		—		—
5 years		587,100		985,358		—		—		—		—		—
6 years		596,022		—		—		—		—		—		—

Estimated final loss	￦	596,022	￦	985,358	￦	863,696	￦	826,232	￦	902,960	￦	814,504	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(566,989)	￦	(926,208)	￦	(736,614)	￦	(734,104)	￦	(661,452)	￦	(401,239)	￦	—
Difference between estimated final loss and claim payments		29,033		59,150		127,082		92,128		241,508		413,265		962,166
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		35,214
Incurred claims over 6 years ago		—		—		—		—		—		—		55,738
Incurred claims settled but not yet paid		—		—		—		—		—		—		(59,440)
Discount rate effect		—		—		—		—		—		—		(50,183)
Risk adjustment		—		—		—		—		—		—		66,819
Others		—		—		—		—		—		—		160,175

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,170,489

Automobile Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,626,553	￦	1,639,258	￦	1,758,406	￦	1,853,766	￦	1,958,153	￦	2,103,927	￦	—
2 years		1,639,692		1,645,744		1,766,713		1,865,422		1,985,790		—		—
3 years		1,645,194		1,642,418		1,754,773		1,850,203		—		—		—
4 years		1,648,516		1,633,491		1,746,422		—		—		—		—
5 years		1,642,245		1,627,590		—		—		—		—		—
6 years		1,635,591		—		—		—		—		—		—

Estimated final loss	￦	1,635,591	￦	1,627,590	￦	1,746,422	￦	1,850,203	￦	1,985,790	￦	2,103,927	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,625,412)	￦	(1,612,431)	￦	(1,725,037)	￦	(1,815,770)	￦	(1,929,233)	￦	(1,785,195)	￦	—
Difference between estimated final loss and claim payments		10,179		15,159		21,385		34,433		56,557		318,732		456,445
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		17,293
Incurred claims over 6 years ago		—		—		—		—		—		—		30,525
Incurred claims settled but not yet paid		—		—		—		—		—		—		40,596
Discount rate effect		—		—		—		—		—		—		(25,779)
Risk adjustment		—		—		—		—		—		—		23,493
Others		—		—		—		—		—		—		5,506

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	548,079

Long-term Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	2,314,936	￦	2,593,514	￦	3,003,522	￦	3,159,835	￦	3,485,979	￦	3,865,301	￦	—
2 years		2,322,571		2,551,274		2,965,954		3,180,537		3,481,470		—		—
3 years		2,332,331		2,554,205		2,972,948		3,176,257		—		—		—
4 years		2,339,839		2,557,951		2,960,640		—		—		—		—
5 years		2,339,712		2,535,147		—		—		—		—		—
6 years		2,331,162		—		—		—		—		—		—

Estimated final loss	￦	2,331,162	￦	2,535,147	￦	2,960,640	￦	3,176,257	￦	3,481,470	￦	3,865,301	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(2,323,338)	￦	(2,521,506)	￦	(2,934,570)	￦	(3,112,639)	￦	(3,315,239)	￦	(2,753,646)	￦	—
Difference between estimated final loss and claim payments		7,824		13,641		26,070		63,618		166,231		1,111,655		1,389,039
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		58,757
Incurred claims over 6 years ago		—		—		—		—		—		—		10,042
Incurred claims settled but not yet paid		—		—		—		—		—		—		488,491
Discount rate effect		—		—		—		—		—		—		(34,095)
Risk adjustment		—		—		—		—		—		—		25,696
Others		—		—		—		—		—		—		73

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,938,003

38.11.4.1.2 After reinsurance mitigation
General Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	304,171	￦	332,137	￦	463,207	￦	512,812	￦	501,574	￦	534,363	￦	—
2 years		308,785		344,149		449,737		499,457		486,350		—		—
3 years		316,601		343,707		447,047		494,871		—		—		—
4 years		321,173		347,312		446,223		—		—		—		—
5 years		320,026		348,238		—		—		—		—		—
6 years		322,928		—		—		—		—		—		—

Estimated final loss	￦	322,928	￦	348,238	￦	446,223	￦	494,871	￦	486,350	￦	534,363	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(314,636)	￦	(329,592)	￦	(408,592)	￦	(440,061)	￦	(381,368)	￦	(271,173)	￦	—
Difference between estimated final loss and claim payments		8,292		18,646		37,631		54,810		104,982		263,190		487,551
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		26,568
Incurred claims over 6 years ago		—		—		—		—		—		—		25,963
Incurred claims settled but not yet paid		—		—		—		—		—		—		(265,804)
Discount rate effect		—		—		—		—		—		—		(20,346)
Risk adjustment		—		—		—		—		—		—		30,498
Others		—		—		—		—		—		—		3,587

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	288,017

Automobile Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,581,086	￦	1,615,387	￦	1,745,376	￦	1,849,405	￦	1,958,153	￦	2,103,927	￦	—
2 years		1,594,400		1,621,647		1,753,171		1,861,151		1,985,790		—		—
3 years		1,599,550		1,618,230		1,741,566		1,845,928		—		—		—
4 years		1,602,565		1,609,312		1,733,214		—		—		—		—
5 years		1,596,518		1,603,558		—		—		—		—		—
6 years		1,590,109		—		—		—		—		—		—

Estimated final loss	￦	1,590,109	￦	1,603,558	￦	1,733,214	￦	1,845,928	￦	1,985,790	￦	2,103,927	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,580,312)	￦	(1,588,824)	￦	(1,712,162)	￦	(1,811,664)	￦	(1,929,233)	￦	(1,785,195)	￦	—
Difference between estimated final loss and claim payments		9,797		14,734		21,052		34,264		56,557		318,732		455,136
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		17,243
Incurred claims over 6 years ago		—		—		—		—		—		—		28,972
Incurred claims settled but not yet paid		—		—		—		—		—		—		40,422
Discount rate effect		—		—		—		—		—		—		(25,708)
Risk adjustment		—		—		—		—		—		—		23,493
Others		—		—		—		—		—		—		695

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	540,253

Long-term Insurance

(In millions of Korean won)	Accident year
	2019		2020		2021		2022		2023		2024		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,947,243	￦	2,171,401	￦	2,514,713	￦	2,664,628	￦	2,932,961	￦	3,270,270	￦	—
2 years		1,954,658		2,138,663		2,492,911		2,691,880		2,940,423		—		—
3 years		1,963,266		2,141,754		2,499,670		2,688,097		—		—		—
4 years		1,970,030		2,145,240		2,487,607		—		—		—		—
5 years		1,970,227		2,122,645		—		—		—		—		—
6 years		1,961,657		—		—		—		—		—		—

Estimated final loss	￦	1,961,657	￦	2,122,645	￦	2,487,607	￦	2,688,097	￦	2,940,423	￦	3,270,270	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,954,871)	￦	(2,110,823)	￦	(2,464,887)	￦	(2,633,216)	￦	(2,796,696)	￦	(2,315,921)	￦	—
Difference between estimated final loss and claim payments		6,786		11,822		22,720		54,881		143,727		954,349		1,194,285
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		51,640
Incurred claims over 6 years ago		—		—		—		—		—		—		8,799
Incurred claims settled but not yet paid		—		—		—		—		—		—		324,142
Discount rate effect		—		—		—		—		—		—		(29,354)
Risk adjustment		—		—		—		—		—		—		22,645
Others		—		—		—		—		—		—		(1,997)

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,570,160

38.11.4.2 Claims development tables as of December 31, 2025
38.11.4.2.1 Before reinsurance mitigation
General Insurance

(In millions of Korean won)	Accident year
	2020		2021		2022		2023		2024		2025		Total
Estimated final loss undiscounted
Development year
1 year	￦	839,279	￦	926,787	￦	918,732	￦	984,418	￦	814,504	￦	927,454	￦	—
2 years		1,035,332		923,424		846,577		902,960		909,283		—		—
3 years		954,050		834,723		826,232		896,256		—		—		—
4 years		970,065		863,696		839,935		—		—		—		—
5 years		985,358		867,635		—		—		—		—		—
6 years		1,007,378		—		—		—		—		—		—

Estimated final loss	￦	1,007,378	￦	867,635	￦	839,935	￦	896,256	￦	909,283	￦	927,454	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(963,631)	￦	(814,162)	￦	(775,120)	￦	(751,912)	￦	(693,101)	￦	(378,737)	￦	—
Difference between estimated final loss and claim payments		43,747		53,473		64,815		144,344		216,182		548,717		1,071,278
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		39,308
Incurred claims over 6 years ago		—		—		—		—		—		—		58,712
Incurred claims settled but not yet paid		—		—		—		—		—		—		(66,572)
Discount rate effect		—		—		—		—		—		—		(28,446)
Risk adjustment		—		—		—		—		—		—		45,098
Others		—		—		—		—		—		—		124,073

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,243,451

Automobile Insurance

(In millions of Korean won)	Accident year
	2020		2021		2022		2023		2024		2025		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,639,258	￦	1,758,406	￦	1,853,766	￦	1,958,153	￦	2,103,927	￦	2,182,754	￦	—
2 years		1,645,744		1,766,713		1,865,422		1,985,790		2,127,236		—		—
3 years		1,642,418		1,754,773		1,850,203		1,977,756		—		—		—
4 years		1,633,491		1,746,422		1,845,598		—		—		—		—
5 years		1,627,590		1,742,751		—		—		—		—		—
6 years		1,623,593		—		—		—		—		—		—

Estimated final loss	￦	1,623,593	￦	1,742,751	￦	1,845,598	￦	1,977,756	￦	2,127,236	￦	2,182,754	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,617,927)	￦	(1,732,847)	￦	(1,831,284)	￦	(1,952,674)	￦	(2,079,289)	￦	(1,866,676)	￦	—
Difference between estimated final loss and claim payments		5,666		9,904		14,314		25,082		47,947		316,078		418,991
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		15,259
Incurred claims over 6 years ago		—		—		—		—		—		—		21,860
Incurred claims settled but not yet paid		—		—		—		—		—		—		31,314
Discount rate effect		—		—		—		—		—		—		(14,944)
Risk adjustment		—		—		—		—		—		—		24,572
Others		—		—		—		—		—		—		4,505

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	501,557

Long-term Insurance

(In millions of Korean won)	Accident year
	2020		2021		2022		2023		2024		2025		Total
Estimated final loss undiscounted
Development year
1 year	￦	2,593,514	￦	3,003,522	￦	3,159,835	￦	3,485,979	￦	3,865,301	￦	4,503,006	￦	—
2 years		2,551,274		2,965,954		3,180,537		3,481,470		3,835,808		—		—
3 years		2,554,205		2,972,948		3,176,257		3,488,177		—		—		—
4 years		2,557,951		2,960,640		3,178,678		—		—		—		—
5 years		2,535,147		2,960,038		—		—		—		—		—
6 years		2,535,669		—		—		—		—		—		—

Estimated final loss	￦	2,535,669	￦	2,960,038	￦	3,178,678	￦	3,488,177	￦	3,835,808	￦	4,503,006	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(2,526,965)	￦	(2,944,643)	￦	(3,149,494)	￦	(3,417,292)	￦	(3,649,865)	￦	(3,234,395)	￦	—
Difference between estimated final loss and claim payments		8,704		15,395		29,184		70,885		185,943		1,268,611		1,578,722
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		69,297
Incurred claims over 6 years ago		—		—		—		—		—		—		10,099
Incurred claims settled but not yet paid		—		—		—		—		—		—		537,786
Discount rate effect		—		—		—		—		—		—		(37,695)
Risk adjustment		—		—		—		—		—		—		28,691
Others		—		—		—		—		—		—		—

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,186,900

38.11.4.2.2 After reinsurance mitigation
General Insurance

(In millions of Korean won)	Accident year
	2020		2021		2022		2023		2024		2025		Total
Estimated final loss undiscounted
Development year
1 year	￦	332,137	￦	463,207	￦	512,812	￦	501,574	￦	534,363	￦	556,028	￦	—
2 years		344,149		449,737		499,457		486,350		540,022		—		—
3 years		343,707		447,047		494,871		480,219		—		—		—
4 years		347,312		446,223		498,015		—		—		—		—
5 years		348,238		447,169		—		—		—		—		—
6 years		354,598		—		—		—		—		—		—

Estimated final loss	￦	354,598	￦	447,169	￦	498,015	￦	480,219	￦	540,022	￦	556,028	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(338,885)	￦	(419,344)	￦	(464,227)	￦	(423,533)	￦	(449,958)	￦	(276,214)	￦	—
Difference between estimated final loss and claim payments		15,713		27,825		33,788		56,686		90,064		279,814		503,890
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		28,596
Incurred claims over 6 years ago		—		—		—		—		—		—		29,923
Incurred claims settled but not yet paid		—		—		—		—		—		—		(263,096)
Discount rate effect		—		—		—		—		—		—		(13,310)
Risk adjustment		—		—		—		—		—		—		22,407
Others		—		—		—		—		—		—		7,165

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	315,575

Automobile Insurance

(In millions of Korean won)	Accident year
	2020		2021		2022		2023		2024		2025		Total
Estimated final loss undiscounted
Development year
1 year	￦	1,615,387	￦	1,745,376	￦	1,849,405	￦	1,958,153	￦	2,103,927	￦	2,182,754	￦	—
2 years		1,621,647		1,753,171		1,861,151		1,985,790		2,127,236		—		—
3 years		1,618,230		1,741,566		1,845,928		1,977,756		—		—		—
4 years		1,609,312		1,733,214		1,841,338		—		—		—		—
5 years		1,603,558		1,729,529		—		—		—		—		—
6 years		1,599,515		—		—		—		—		—		—

Estimated final loss	￦	1,599,515	￦	1,729,529	￦	1,841,338	￦	1,977,756	￦	2,127,236	￦	2,182,754	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,594,113)	￦	(1,719,867)	￦	(1,827,127)	￦	(1,952,674)	￦	(2,079,289)	￦	(1,866,676)	￦	—
Difference between estimated final loss and claim payments		5,402		9,662		14,211		25,082		47,947		316,078		418,382
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		15,259
Incurred claims over 6 years ago		—		—		—		—		—		—		20,874
Incurred claims settled but not yet paid		—		—		—		—		—		—		28,580
Discount rate effect		—		—		—		—		—		—		(15,162)
Risk adjustment		—		—		—		—		—		—		24,572
Others		—		—		—		—		—		—		2,626

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	495,131

Long-term Insurance

(In millions of Korean won)	Accident year
	2020		2021		2022		2023		2024		2025		Total
Estimated final loss undiscounted
Development year
1 year	￦	2,171,401	￦	2,514,713	￦	2,664,628	￦	2,932,961	￦	3,270,270	￦	3,816,401	￦	—
2 years		2,138,663		2,492,911		2,691,880		2,940,423		3,234,653		—		—
3 years		2,141,754		2,499,670		2,688,097		2,944,644		—		—		—
4 years		2,145,240		2,487,607		2,690,195		—		—		—		—
5 years		2,122,645		2,486,817		—		—		—		—		—
6 years		2,123,030		—		—		—		—		—		—

Estimated final loss	￦	2,123,030	￦	2,486,817	￦	2,690,195	￦	2,944,644	￦	3,234,653	￦	3,816,401	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(2,115,384)	￦	(2,473,284)	￦	(2,664,876)	￦	(2,883,076)	￦	(3,073,128)	￦	(2,727,365)	￦	—
Difference between estimated final loss and claim payments		7,646		13,533		25,319		61,568		161,525		1,089,036		1,358,627
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		61,019
Incurred claims over 6 years ago		—		—		—		—		—		—		8,923
Incurred claims settled but not yet paid		—		—		—		—		—		—		295,267
Discount rate effect		—		—		—		—		—		—		(32,550)
Risk adjustment		—		—		—		—		—		—		25,260
Others		—		—		—		—		—		—		(1,074)

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,715,472

38.11.5 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on loss ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty.
Sensitivity analysis of insurance risk results of December 31, 2024 and 2025, are as follows:
38.11.5.1 Before reinsurance mitigation

(In millions of Korean won)		December 31, 2024
		Baseline amount								Variance amount								Impact on profit or equity (before tax)
	Shock level	Fulfillment Cashflow				CSM				Fulfillment Cashflow				CSM				Profit or loss				OCI
		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features
Mortality rate	3.27% increase	￦	3,401,945	￦	8,406,081	￦	7,540	￦	8,812,942	￦	40	￦	79,740	￦	(36)	￦	(77,504)	￦	(5)	￦	(3,032)	￦	1	￦	797
Disability/illness (fixed compensation)	3.40% increase										93		1,052,913		(86)		(949,179)		(8)		(85,651)		1		(18,083)
Disability/illness (actual expense compensation)	2.62% increase
Long-term property/other risks	4.19% increase										—		42,239		—		(37,387)		—		(4,875)		—		22
Lapse rate (increase)	9.16% increase										1,360		521,112		(1,167)		(530,501)		(205)		(24,806)		13		34,194
Lapse rate (decrease)	9.16% decrease										(1,419)		(565,513)		1,217		581,448		216		20,330		(14)		(36,265)
Expense ratio (level)	2.62% increase										698		240,775		(585)		(221,198)		(119)		(16,839)		7		(2,739)
Expense ratio (inflation)	0.26%p increase

(In millions of Korean won)		December 31, 2025
		Baseline amount								Variance amount								Impact on profit or equity (before tax)
	Shock level	Fulfillment Cashflow				CSM				Fulfillment Cashflow				CSM				Profit or loss				OCI
		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features
Mortality rate	3.27% increase	￦	3,251,318	￦	7,458,760	￦	7,836	￦	9,277,197	￦	37	￦	76,370	￦	(32)	￦	(77,695)	￦	(5)	￦	(3,105)	￦	—	￦	4,430
Disability/illness (fixed compensation)	3.40% increase										79		1,054,906		(75)		(986,568)		(7)		(85,523)		3		17,185
Disability/illness (actual expense compensation)	2.62% increase
Long-term property/other risks	4.19% increase										—		48,390		—		(42,473)		—		(6,841)		—		924
Lapse rate (increase)	9.16% increase										1,228		581,399		(1,028)		(587,112)		(183)		(34,584)		(17)		40,297
Lapse rate (decrease)	9.16% decrease										(1,279)		(631,737)		1,074		649,765		190		27,128		15		(45,155)
Expense ratio (level)	2.62% increase										660		241,094		(566)		(229,666)		(122)		(17,467)		28		6,039
Expense ratio (inflation)	0.26%p increase
38.11.5.2 After reinsurance mitigation

(In millions of Korean won)		December 31, 2024
		Baseline amount								Variance amount								Impact on profit or equity (before tax)
	Shock level	Fulfillment Cashflow				CSM				Fulfillment Cashflow				CSM				Profit or loss				OCI
		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features
Mortality rate	3.27% increase	￦	3,401,945	￦	8,111,836	￦	7,540	￦	8,812,446	￦	40	￦	79,623	￦	(36)	￦	(77,385)	￦	(5)	￦	(2,687)	￦	1	￦	449
Disability/illness (fixed compensation)	3.40% increase										93		1,121,235		(86)		(1,015,818)		(8)		(71,338)		1		(34,079)
Disability/illness (actual expense compensation)	2.62% increase
Long-term property/other risks	4.19% increase										—		45,498		—		(40,649)		—		(4,440)		—		(409)
Lapse rate (increase)	9.16% increase										1,360		511,355		(1,167)		(520,973)		(205)		(25,781)		13		35,398
Lapse rate (decrease)	9.16% decrease										(1,419)		(555,004)		1,217		571,189		216		21,512		(14)		(37,697)
Expense ratio (level)	2.62% increase										698		242,302		(585)		(222,692)		(119)		(14,262)		7		(5,349)
Expense ratio (inflation)	0.26%p increase

(In millions of Korean won)		December 31, 2025
		Baseline amount								Variance amount								Impact on profit or equity (before tax)
	Shock level	Fulfillment Cashflow				CSM				Fulfillment Cashflow				CSM				Profit or loss				OCI
		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features		Insurance contracts with participation features		Insurance contracts without participation features
Mortality rate	3.27% increase									￦	37	￦	76,432	￦	(32)	￦	(77,728)	￦	(5)	￦	(2,870)	￦	—	￦	4,166
Disability/illness (fixed compensation)	3.40% increase										79		1,171,381		(75)		(1,101,808)		(7)		(76,018)		3		6,446
Disability/illness (actual expense compensation)	2.62% increase
Long-term property/other risks	4.19% increase	￦	3,251,318	￦	7,275,463	￦	7,836	￦	9,196,596		—		51,755		—		(45,905)		—		(6,322)		—		472
Lapse rate (increase)	9.16% increase										1,228		577,063		(1,028)		(582,437)		(183)		(35,316)		(17)		40,690
Lapse rate (decrease)	9.16% decrease										(1,279)		(627,099)		1,074		644,766		190		27,978		15		(45,645)
Expense ratio (level)	2.62% increase
Expense ratio (inflation)	0.26%p increase										660		242,348		(566)		(230,938)		(122)		(15,645)		28		4,234

38.11.6 Liquidity risk of insurance contracts
Liquidity risk arising from insurance contracts arises from the increase in refunds at maturity caused by concentrations of maturity, the excessive increase in surrender values caused by unexpected mass cancelation, and the increase in payments of claims caused by major accidents. The Group manages payment of refunds at maturity by analyzing remaining maturity of insurance contracts.
38.11.6.1 Maturity structure of insurance contract group as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	December 31, 2024
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		Over 10 years		Total
Net insurance contract liabilities with participation features	￦	195,213	￦	207,186	￦	207,028	￦	234,497	￦	218,826	￦	1,125,604	￦	3,090,912	￦	5,279,266
Net insurance contract liabilities without participation features		1,141,340		(1,585,201)		(1,277,219)		(1,330,184)		(1,000,711)		(2,175,895)		56,473,438		50,245,568

(In millions of Korean won)
	December 31, 2025
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		Over 10 years		Total
Net insurance contract liabilities with participation features	￦	195,598	￦	217,206	￦	227,960	￦	240,527	￦	241,119	￦	1,160,224	￦	2,902,340	￦	5,184,974
Net insurance contract liabilities without participation features		1,293,177		(1,566,389)		(1,547,055)		(1,306,654)		(1,045,575)		(2,188,858)		60,148,121		53,786,767
The net outflow amount is represented as positive numbers, while the net inflow amount is represented as negative numbers.
38.11.6.2 The amount payable upon demand as of December 31, 2024 and 2025, are ￦
26,374,280
million and ￦
27,627,111 million, respectively.
38.11.7 Credit risk of insurance contract
Credit risk of an insurance contract refers to economic losses in which the reinsurer, the counterparty, is unable to fulfill its contract obligations due to a decline in credit ratings or default or others. Through an internal review, only the insurers rated
BBB-
or higher of S&P rating or corresponding rating are selected as reinsurance companies.
38.11.7.1 Concentration and credit ratings for top three reinsurance companies as of December 31, 2025, are as follows:

Reinsurance company	Ratio	Credit rating
KOREANRE	33.29%	AA+
MUNICHRE	5.16%	AAA
SWISSREINSURANCE	3.79%	AAA

38.11.7.2 Exposure to credit risk arising from reinsurance contract as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)

December 31, 2024			December 31, 2025
Reference	Amount		Reference	Amount
Reinsurance contract assets	￦	1,493,495	Reinsurance contract assets	￦	1,506,136
Reinsurance contract liabilities		21,978	Reinsurance contract liabilities		25,554
38.11.8 Interest rate risk of insurance contract
The Group measures interest rate risk for insurance contract liabilities exposed to interest rate risk, which include long-term, automobile, and general insurance.
The Group calculates the exposure of insurance contract liabilities for long-term liability for remaining coverage and liability for incurred claims that apply the general model in accordance with IFRS. The interest rate risk exposure as of December 31, 2024 and 2025 is as follows:
38.11.8.1 Status of interest rate risk exposure of insurance contract

(In millions of Korean won)	December 31, 2024		December 31, 2025
Net insurance contract liabilities	￦	24,291,340	￦	23,933,054
Net insurance contract liabilities with participation features		3,649,339		3,501,385
Net insurance contract liabilities without participation features		20,642,001		20,431,669
Net reinsurance contract assets		1,382,244		1,385,696

Net liability effect	￦	22,909,096	￦	22,547,358
38.11.8.2 Interest rate Sensitivities

(In millions of Korean won)	December 31, 2024
	Equity
	1% increase		1% decrease
Net insurance contract liabilities	￦	2,883,974	￦	(3,493,031)
Net insurance contract liabilities with participation features		4,728		(38,055)
Net insurance contract liabilities without participation features		2,879,246		(3,454,976)
Net reinsurance contract assets		(47,015)		55,147
Net equity effect	￦	2,836,959	￦	(3,437,884)

(In millions of Korean won)	December 31, 2025
	Equity
	1% increase		1% decrease
Net insurance contract liabilities	￦	3,016,754	￦	(3,791,246)
Net insurance contract liabilities with participation features		(245)		(12,307)
Net insurance contract liabilities without participation features		3,016,999		(3,778,939)
Net reinsurance contract assets		(31,957)		37,610
Net equity effect	￦	2,984,797	￦	(3,753,636)

38.12 Risk Management of KB Life Insurance Co., Ltd.
38.12.1 Overview of insurance risk
Insurance risk arises from the core activities of an insurance company, particularly the underwriting of insurance contracts and the payment of claims, which may result in greater losses than the Group has anticipated.
The Group manages potential economic loss risks arising from various risk factors associated with life insurance contracts. These risks are categorized into six subcategories: mortality risk, longevity risk, disability/illness risk, termination risk, expense risk, and catastrophic risk. The Group measures these risks individually.
Except for catastrophic risk, which is assessed using a risk coefficient method, all other types of risks are evaluated using shock scenario methods. The definitions of each risks are as follows:

Mortality Risk	Risk of unexpected losses due to premature death compared to the insured’s expectations.

Longevity Risk	Risk of unexpected losses due to delayed death compared to the insured’s expectations.

Disability/Illness Risk	Risk of unexpected losses related to the insured’s disability and illness.

Termination Risk	Risk of losses due to unexpected exercise of legal rights or contractual options by policyholders.

Expense Risk	Risk of losses due to fluctuations in future costs and expenditure variations caused by inflation in relation to insurance contract costs.

Catastrophic Risk	Risk of extreme, exceptional losses (e.g., epidemics, major accidents) not considered in mortality risk, etc.
38.12.2 Management of insurance risk
The Group measures and manages insurance risk in accordance with internally developed models and the
K-Insurance
Capital Standard
(K-ICS).
Insurance risks, excluding catastrophic risk, are managed under
K-ICS,
as well as being managed under IFRS 17 through sensitivity analysis.
In addition, the Group considers insurance risks inherent in insurance products during the product development stage and continues to measure and mitigate such risks through various methods after the product launch. Risks related to mortality and illness are mitigated through reinsurance. The Group selects appropriate reinsurers based on credit risk assessment and also determines the appropriate level of risk exposure for each reinsurer before making contract with reinsurers. For amounts exceeding pre-determined
risk limits, the Group manages risk through facultative reinsurance.

38.12.3 Exposure by risk type
38.12.3.1 Insurance risk exposure
The Group sells life insurance products including death, health, pension, asset-linked, and variable contracts. Along with the sale of various products, the Group also diversifies risk through reinsurance cessions.
Insurance risk exposure of insurance contracts and reinsurance contracts as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	Exposure
	December 31, 2024		December 31, 2025
Insurance contract liabilities	￦	23,706,824	￦	24,727,079
Death		11,313,508		11,645,736
Health		302,911		225,999
Pension		6,682,897		7,041,563
Asset-linked		38,021		34,658
Variable death		1,854,208		2,077,480
Variable pension		3,515,279		3,701,643
Reinsurance contract assets*		(40,641)		(68,418)
Death		(29,579)		(37,619)
Health		(10,078)		(17,175)
Compound		(984)		(13,624)

*	Reinsurance contract assets is the net amount after deducting reinsurance contract liabilities
38.12.3.2 Interest rate risk exposure
Interest rate risk exposure of insurance contracts and reinsurance contracts as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	Exposure
	December 31, 2024		December 31, 2025
Insurance contracts	￦	23,706,824	￦	24,727,079
Fixed-rate		13,080,288		13,571,048
Interest rate-linked		5,257,050		5,376,908
Variable		5,369,486		5,779,123
Reinsurance contract assets*		(40,641)		(68,418)

*	Reinsurance contract assets is the net amount after deducting reinsurance contract liabilities
38.12.3.3 Equity risk exposure
Equity risk exposure of insurance contracts and reinsurance contracts as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	Exposure
	December 31, 2024		December 31, 2025
Variable	￦	5,369,486	￦	5,779,123

38.12.3.4 Foreign exchange risk exposure
Foreign exchange risk exposure of insurance contracts and reinsurance contracts as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	Exposure
	December 31, 2024		December 31, 2025
Foreign currency liability	￦	707,517	￦	706,795
38.12.3.5 Credit risk exposure
Credit risk exposure of reinsurance contracts assets and liabilities as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	AAA~AA+		AA~A+		A~BBB+		Under BBB		Unrated		Total
Reinsurance contract assets	￦	—	￦	2,401	￦	122	￦	—	￦	—	￦	2,523
Reinsurance contract liabilities		(14,083)		(15,851)		(4,353)		—		—		(34,287)

(In millions of Korean won)	December 31, 2025
	AAA~AA+		AA~A+		A~BBB+		Under BBB		Unrated		Total
Reinsurance contract assets	￦	—	￦	8,672	￦	—	￦	—	￦	—	￦	8,672
Reinsurance contract liabilities		(13,276)		(20,818)		—		—		—		(34,094)
38.12.4 Reinsurance policy
38.12.4.1 Summary
The purpose of reinsurance transactions is to ensure the Group’s ability to fulfill insurance claim obligations to policyholders and maintain the stability of the Group’s financial structure by ceding contracts that require diversification or risk transfer which could arise from the underwriting of insurance contracts. The Group adheres to the fundamental principle of operating an efficient and stable reinsurance framework by considering the scale of reinsurance transactions, the complexity of reinsurance products, risk exposure levels, profitability, and the credit ratings of reinsurers.
Based on insurance premium, since most of the retained contracts are concentrated in guarantee-type life insurance products, the Group manages insurance risk by securing reinsurance for life insurance policies exceeding a certain coverage amount. Additionally, reinsurance transactions are made when risk mitigation is deemed necessary for specific products or coverages. The Group currently holds contracts with eight reinsurers, and in addition to life insurance, risk for health insurance products such as cancer insurance are mitigated through reinsurance.
As of December 31, 2025, the eight reinsurers contracted by the Group hold credit ratings of
AA-
or higher, based on the criteria outlined in Annex 22 of the Korean DETAILED REGULATIONS ON SUPERVISION OF INSURANCE BUSINESS, indicating a stable financial position.

38.12.4.2 Concentration on top 5 reinsurers
the status of concentration among the top five reinsurers as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
1	Above AA-		A+ ~ A-		Below BBB+		Others
Reinsurance premiums 3	￦	16,955	￦	—	￦	—	￦	—
Ratio 2		91.7		—		—		—

(In millions of Korean won)	December 31, 2025
1	Above AA-		A+ ~ A-		Below BBB+		Others
Reinsurance premiums 3	￦	18,568	￦	—	￦	—	￦	—
Ratio 2		92.2		—		—		—

1
Credit ratings from foreign credit rating agencies are converted to domestic credit ratings based on the criteria outlined in Annex 22 of the Korean DETAILED REGULATIONS ON SUPERVISION OF INSURANCE BUSINESS.

2	The proportion of ceded insurance premiums represents the percentage relative to total insurance premiums
3	Based on the gross amount before deduction of reinsurance commissions.
38.12.4.3 Reinsurance premium by reinsurer group
The status of reinsurance premiums by reinsurer group as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Credit ratings
	Above AA-		A+ ~ A-		BBB+ Below		Others		Total
Reinsurance premiums *	￦	18,497	￦	—	￦	—	￦	—	￦	18,497
Ratio		100.0		—		—		—		100.0

(In millions of Korean won)	December 31, 2025
	Credit ratings
	Above AA-		A+ ~ A-		BBB+ Below		Others		Total
Reinsurance premiums *	￦	20,128	￦	—	￦	—	￦	—	￦	20,128
Ratio		100.0		—		—		—		100.0

*	Based on the gross amount before deduction of reinsurance commissions.

38.12.5 Liquidity risk of insurance contracts
Liquidity risk in insurance contracts arises from the increase in maturity refunds due to the concentration of insurance contract maturities at a certain point in time, the excessive increase in surrender refunds due to unexpected mass surrenders, and the increase in insurance payments due to large-scale accidents. Additionally, the Group manages the payment of maturity refunds through the analysis of the maturity of insurance contracts. The maturity structure of insurance liabilities based on net cash flow as of December 31, 2024 and 2025, are as follows.

(In millions of Korean won)
	December 31, 2024
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		10 years ~ 20 years		Over 20 years
Insurance contract	￦	(53,417)	￦	(69,388)	￦	305,581	￦	603,797	￦	1,255,863	￦	4,958,494	￦	11,992,714	￦	35,343,913
Asset portfolio		—		—		—		—		—		—		—		—
Liability portfolio		(53,417)		(69,388)		305,581		603,797		1,255,863		4,958,494		11,992,714		35,343,913
Reinsurance contract		9,278		1,462		676		1,678		1,705		8,170		16,996		52,162
Asset portfolio		1,445		(121)		(555)		42		108		224		(163)		(351)
Liability portfolio		7,833		1,583		1,231		1,636		1,597		7,946		17,159		52,513

(In millions of Korean won)
	December 31, 2025
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		10 years ~ 20 years		Over 20 years
Insurance contract	￦	412,314	￦	238,500	￦	866,967	￦	954,939	￦	1,120,218	￦	6,130,350	￦	13,123,050	￦	31,922,925
Asset portfolio		—		—		—		—		—		—		—		—
Liability portfolio		412,314		238,500		866,967		954,939		1,120,218		6,130,350		13,123,050		31,922,925
Reinsurance contract		9,022		1,649		752		1,576		1,439		10,906		32,999		129,561
Asset portfolio		2,261		376		(265)		432		634		5,109		10,977		50,736
Liability portfolio		6,761		1,273		1,017		1,144		805		5,797		22,022		78,825
38.12.6 The amount payable upon demand
The Group’s amount payable upon demand for insurance contracts as of December 31, 2024 and 2025, are as follows:

	December 31, 2024				December 31, 2025
	Amount payable upon demand		Book value		Amount payable upon demand		Book value
Insurance contracts	￦	28,595,855	￦	29,100,070	￦	31,384,939	￦	30,275,011
Death		14,296,802		14,593,909		15,622,704		14,902,195
Health		766,471		566,979		833,313		536,887
Pension		7,255,197		7,281,490		8,066,027		7,591,499
Asset-linked		40,436		40,232		37,683		36,523
Variable death		2,439,175		2,945,814		2,863,686		3,369,460
Variable pension		3,797,775		3,671,647		3,961,526		3,838,447

38.12.7 Assumption sensitivity
The Group manages insurance risk by performing sensitivity analysis based on loss ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty.
The result of sensitivity analysis as of December 31, 2024 and 2025, are as follows:
38.12.7.1 Insurance sensitivity
Before reinsurance mitigation:

(In millions of Korean won)
			December 31, 2024
		Sensitivit 1	Baseline amount		Change amount		Impact on profit and equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance	Profit or loss 2		OCI
			Cash flows	CSM	Cash flow 3	CSM
Loss rate	Mortality rate	Increase by 3.27%	23,706,824	5,143,498	￦ 106,984	￦ (97,865)	￦	(589)	￦	(8,530)
	Disability/illness (fixed benefit)	Increase by 3.40%			102,301	(105,373)		(1,108)		4,180
	Disability/illness (indemnity benefit)	Increase by 2.62%			531	(529)		(3)		1
	Long-term property/other risks	Increase by 4.19%
Lapse rate	Lapse rate (increase)	Increase by 9.16%			362,584	(268,566)		(20,353)		(73,665)
	Lapse rate (decrease)	Decrease by 9.16%			(412,005)	314,825		17,415		79,765
Expense ratio	Expense ratio (level)	Increase by 2.62%			92,193	(92,815)		(4,889)		5,511
	Expense ratio (inflation)	0.26%p
After reinsurance mitigation:

(In millions of Korean won)
			December 31, 2024
		Sensitivity 1	Baseline amount		Change amount		Impact on profit and equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance	Profit or loss 2		OCI
			Cash flows	CSM	Cash flow 3	CSM
Loss rate	Mortality rate	Increase by 3.27%	23,747,465	5,139,655	￦ 105,168	￦ (95,875)	￦	(545)	￦	(8,748)
	Disability/illness (fixed benefit)	Increase by 3.40%			101,554	(104,644)		(1,038)		4,128
	Disability/illness (indemnity benefit)	Increase by 2.62%			511	(508)		(3)		—
	Long-term property/other risks	Increase by 4.19%
Lapse rate	Lapse rate (increase)	Increase by 9.16%			360,412	(266,198)		(20,196)		(74,018)
	Lapse rate (decrease)	Decrease by 9.16%			(409,644)	312,241		17,266		80,137
Expense ratio	Expense ratio (level)	Increase by 2.62%			92,186	(92,864)		(4,832)		5,510
	Expense ratio (inflation)	0.26%p

1
The sensitivity analysis is on liability for remaining coverage of insurance, and the shock levels of actuarial assumptions are based on supervisory criteria for calculating the risk adjustment (confidence level of 75%).

2	The impact on profit or loss represents the increase in the best estimate liability that exceeds the carrying amount of the contractual service margin due to changes in assumptions.
3	No shocks were applied to the risk adjustment within the fulfillment cash flows.
Before reinsurance mitigation:

(In millions of Korean won)
	December 31, 2025
		Sensitivity 1	Baseline amount		Change amount		Impact on profit and equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance	Profit or loss 2		OCI
			Cash flows	CSM	Cash flow 3	CSM
Loss rate	Mortality rate	Increase by 3.27%	24,727,079	5,330,899	￦ 96,436	￦ (92,643)	￦	(987)	￦	(2,806)
	Disability/illness (fixed benefit)	Increase by 3.40%			107,696	(113,961)		(1,539)		7,805
	Disability/illness (indemnity benefit)	Increase by 2.62%
	Long-term property/other risks	Increase by 4.19%
Lapse rate	Lapse rate (increase)	Increase by 9.16%			420,275	(287,951)		(36,064)		(96,261)
	Lapse rate (decrease)	Decrease by 9.16%			(474,860)	350,995		21,691		102,174
Expense ratio	Expense ratio (level)	Increase by 2.62%			84,853	(88,286)		(4,850)		8,282
	Expense ratio (inflation)	0.26%p
After reinsurance mitigation:

(In millions of Korean won)
	December 31, 2025
		Sensitivity 1	Baseline amount		Change amount		Impact on profit and equity (before tax)
			Fulfillment	Insurance	Fulfillment	Insurance	Profit or loss 2		OCI
			Cash flows	CSM	Cash flow 3	CSM
Loss rate	Mortality rate	Increase by 3.27%	24,795,497	5,291,953	￦ 92,581	￦ (88,513)	￦	(847)	￦	(3,221)
	Disability/illness (fixed benefit)	Increase by 3.40%			105,964	(112,468)		(1,016)		7,520
	Disability/illness (indemnity benefit)	Increase by 2.62%
	Long-term property/other risks	Increase by 4.19%
Lapse rate	Lapse rate (increase)	Increase by 9.16%			414,086	(281,288)		(35,125)		(97,673)
	Lapse rate (decrease)	Decrease by 9.16%			(467,856)	343,030		21,037		103,789
Expense ratio	Expense ratio (level)	Increase by 2.62%			84,843	(88,589)		(4,534)		8,280
	Expense ratio (inflation)	0.26%p

1
The sensitivity analysis is on liability for remaining coverage of insurance, and the shock levels of actuarial assumptions are based on supervisory criteria for calculating the risk adjustment (confidence level of 75%).

2	The impact on profit or loss represents the increase in the best estimate liability that exceeds the carrying amount of the contractual service margin due to changes in assumptions.
3	No shocks were applied to the risk adjustment within the fulfillment cash flows.
38.12.7.2 Interest rate risk

(In millions of Korean won)
	December 31, 2024
		Profit or loss (before tax)	OCI (before tax)
100bp increase	Insurance contracts *	￦ 220,772	￦ 3,062,364
	Reinsurance contracts *	(149)	6,480
100bp decrease	Insurance contracts *	(575,881)	(4,227,958)
	Reinsurance contracts *	254	(8,498)

(In millions of Korean won)
	December 31, 2025
		Profit or loss (before tax)	OCI (before tax)
100bp increase	Insurance contracts *	￦ 203,182	￦ 2,796,438
	Reinsurance contracts *	6	12,520
100bp decrease	Insurance contracts *	(230,613)	(3,410,414)
	Reinsurance contracts *	213	(15,470)

1	For insurance contracts (original insurance and accepted reinsurance) and reinsurance contracts, the impacts are on liability for remaining coverage.
2	No shocks were applied to the risk adjustment within the fulfillment cash flows.
38.12.7.3 Foreign exchange rate risk

(In millions of Korean won)
	December 31, 2024
		Profit or loss (before tax)	OCI (before tax)
100won increase	Insurance contracts *	￦ (61,733)	￦ 14,977
	Reinsurance contracts *	(35)	7
100won decrease	Insurance contracts *	61,733	(14,977)
	Reinsurance contracts *	35	(7)

(In millions of Korean won)
	December 31, 2025
		Profit or loss (before tax)	OCI (before tax)
100won increase	Insurance contracts *	￦ (58,895)	￦ 11,959
	Reinsurance contracts *	(24)	5
100won decrease	Insurance contracts *	58,895	(11,959)
	Reinsurance contracts *	24	(5)

1	For insurance contracts (original insurance and accepted reinsurance) and reinsurance contracts, the impacts are on liability for remaining coverage.
2	No shocks were applied to the risk adjustment within the fulfillment cash flows.

38.12.7.4 Stock price risk

(In millions of Korean won)
	December 31, 2024
		Profit or loss (before tax)	OCI (before tax)
10% increase	Insurance contracts *	￦ (157,555)	￦ —
	Reinsurance contracts *	88	—
10% decrease	Insurance contracts *	155,996	—
	Reinsurance contracts *	(89)	—

(In millions of Korean won)
	December 31, 2025
		Profit or loss (before tax)	OCI (before tax)
10% increase	Insurance contracts *	￦ (223,814)	￦ —
	Reinsurance contracts *	—	—
10% decrease	Insurance contracts *	223,814	—
	Reinsurance contracts *	—	—

1	For insurance contracts (original insurance and accepted reinsurance) and reinsurance contracts, the impacts are on liability for remaining coverage.
2	No shocks were applied to the risk adjustment within the fulfillment cash flows.
38.12.8 Claims development tables
Claims development tables of the Group as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Accident year
	2020		2021		2022		2023		2024		Total
Development year
Estimated final loss undiscounted	￦	179,051	￦	203,001	￦	210,219	￦	213,227	￦	229,657	￦	—
Claims paid
Current year		(139,994)		(161,496)		(168,229)		(165,924)		(185,249)		—
After 1 year		(27,947)		(29,568)		(30,338)		(35,275)		—		—
After 2 years		(4,061)		(5,152)		(4,877)		—		—		—
After 3 years		(2,158)		(2,375)		—		—		—		—
After 4 years		(1,796)		—		—		—		—		—

Total gross cumulative claim payments	￦	(175,956)	￦	(198,591)	￦	(203,444)	￦	(201,199)	￦	(185,249)	￦	—
Difference between estimated final loss and claim payments.		3,095		4,410		6,775		12,028		44,408		70,716
Discount rate effect		—		—		—		—		—		(3,471)
Future claims expense		—		—		—		—		—		843
Incurred claims settled but not yet paid		—		—		—		—		—		164,482
Risk adjustment		—		—		—		—		—		10,088
Reinsurance effects*		—		—		—		—		—		(9,879)

Total Liability for incurred claims	￦	—	￦	—	￦	—	￦	—	￦	—	￦	232,779

(In millions of Korean won)	December 31, 2025
	Accident year
Development year	2021		2022		2023		2024		2025		Total
Estimated final loss undiscounted	￦	203,759	￦	212,391	￦	214,611	￦	235,653	￦	247,894	￦	—
Claims paid
Current year		(161,464)		(167,992)		(166,118)		(184,435)		(196,574)		—
After 1 year		(29,553)		(31,371)		(34,912)		(37,470)		—		—
After 2 years		(5,152)		(4,313)		(5,067)		—		—		—
After 3 years		(2,269)		(3,177)		—		—		—		—
After 4 years		(1,873)		—		—		—		—		—

Total gross cumulative claim payments	￦	(200,311)	￦	(206,853)	￦	(206,097)	￦	(221,905)	￦	(196,574)	￦	—
Difference between estimated final loss and claim payments.		3,448		5,538		8,514		13,748		51,320		82,568
Discount rate effect		—		—		—		—		—		(4,233)
Future claims expense		—		—		—		—		—		1,135
Incurred claims settled but not yet paid		—		—		—		—		—		178,649
Risk adjustment		—		—		—		—		—		11,365
Reinsurance effects*		—		—		—		—		—		(8,997)

Total Liability for incurred claims	￦	—	￦	—	￦	—	￦	—	￦	—	￦	260,487

*	The reinsurance effect is presented as a total amount.